UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number:	811-04997

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds V

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	November 30

Date of reporting period:	May 31, 2013

Item 1. Reports to Stockholders

Semiannual report Delaware Dividend Income Fund May 31, 2013 Income and growth mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Dividend Income Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Dividend Income Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	6
Statement of operations	30
Statements of changes in net assets	32
Financial highlights	34
Notes to financial statements	44
About the organization	60

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2012 to May 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2012 to May 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Dividend Income Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,124.90	1.12%	$5.93
Class B	1,000.00	1,120.70	1.87%	9.89
Class C	1,000.00	1,119.70	1.87%	9.88
Class R	1,000.00	1,123.60	1.37%	7.25
Institutional Class	1,000.00	1,126.40	0.87%	4.61
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.12%	$5.64
Class B	1,000.00	1,024.93	1.87%	9.44
Class C	1,000.00	1,014.66	1.87%	9.39
Class R	1,000.00	1,017.15	1.37%	6.89
Institutional Class	1,000.00	1,019.65	0.87%	4.38

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).
†	Because actual returns reflect only the most recent six month period, the returns may differ significantly from fiscal year returns.

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	57.84%
Consumer Discretionary	4.32%
Consumer Staples	5.89%
Diversified REITs	0.69%
Energy	7.45%
Financials	6.20%
Healthcare	8.80%
Healthcare REITs	0.61%
Hotel REITs	0.41%
Industrial REITs	0.22%
Industrials	4.89%
Information Technology	6.23%
Mall REITs	0.96%
Manufactured Housing REIT	0.17%
Materials	1.70%
Mixed REITs	0.42%
Mortgage REIT	0.37%
Multifamily REITs	1.06%
Office REITs	0.60%
Self-Storage REIT	0.14%
Shopping Center REITs	0.87%
Single Tenant REIT	0.24%
Specialty Retail	0.41%
Specialty REIT	0.07%
Telecommunications	3.44%
Utilities	1.68%
Convertible Preferred Stock	2.43%
Commercial Mortgage-Backed Securities	0.46%

Security type/sector allocation and
top 10 equity holdings
Delaware Dividend Income Fund

Security type/sector	Percentage of net assets
Convertible Bonds	10.54%
Basic Industry	0.29%
Capital Goods	1.24%
Communications	1.49%
Consumer Cyclical	1.69%
Consumer Non-Cyclical	1.69%
Energy	0.51%
Financials	0.91%
Industrials	0.16%
Insurance	0.18%
Technology	2.38%
Corporate Bonds	17.17%
Automobiles	0.47%
Banking	0.31%
Basic Industry	2.06%
Capital Goods	0.96%
Communications	1.47%
Consumer Cyclical	1.26%
Consumer Non-Cyclical	0.61%
Energy	2.63%
Financials	0.37%
Healthcare	1.06%
Insurance	0.76%
Media	1.48%
Services	1.87%
Technology	1.03%
Utilities	0.83%

Security type/sector	Percentage of net assets
Leveraged Non-Recourse Security	0.00%
Senior Secured Loans	0.36%
Limited Partnerships	0.47%
Preferred Stock	0.53%
Short-Term Investments	9.42%
Securities Lending Collateral	0.18%
Total Value of Securities	99.40%
Obligation to Return Securities Lending Collateral	(0.29%)
Receivables and Other Assets Net of Other Liabilities	0.89%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Northrop Grumman	1.60%
Raytheon	1.57%
Marathon Oil	1.54%
duPont (E.I.) deNemours	1.52%
Intel	1.52%
Johnson Controls	1.50%
Kraft Foods Group	1.50%
Cisco Systems	1.48%
Cardinal Health	1.47%
Occidental Petroleum	1.47%

Statement of net assets
Delaware Dividend Income Fund	May 31, 2013 (Unaudited)

	Number of shares	Value
Common Stock – 57.84%
Consumer Discretionary – 4.32%
Bayerische Motoren Werke	1,648	$156,392
Cablevision Systems Class A	85,900	1,298,808
Carnival	5,299	175,397
† DIRECTV Class A	6,350	388,176
Don Quijote	2,500	112,711
Hyundai Home Shopping Network	679	95,382
Johnson Controls	196,200	7,330,031
L Brands	4,616	230,846
Las Vegas Sands	51,400	2,976,060
Lowe’s	165,100	6,952,361
Nitori Holdings	2,143	168,700
PPR	642	139,511
Publicis Groupe	2,755	197,121
Techtronic Industries	38,000	97,485
Toyota Motor	6,400	373,649
*† United Rentals	4,175	237,307
Yue Yuen Industrial Holdings	67,000	195,220
		21,125,157
Consumer Staples – 5.89%
Archer-Daniels-Midland	206,800	6,665,164
Aryzta	5,838	334,997
Carlsberg Class B	2,067	196,303
CVS Caremark	120,000	6,909,600
Greggs	4,661	28,839
Kraft Foods Group	132,800	7,321,264
Mondelez International Class A	152,000	4,477,920
* Safeway	83,400	1,919,034
TESCO	39,110	216,574
Wal-Mart Stores	10,200	763,368
		28,833,063
Diversified REITs – 0.69%
Fibra Uno Administracion	268,200	931,023
Lexington Reality Trust	135,600	1,707,204
Washington Real Estate Investment Trust	26,400	734,448
		3,372,675

	Number of shares	Value
Common Stock (continued)
Energy – 7.45%
Chevron	56,900	$6,984,475
CNOOC	101,000	176,923
ConocoPhillips	110,900	6,802,606
Halliburton	169,600	7,097,760
Marathon Oil	219,200	7,538,289
Occidental Petroleum	78,200	7,199,875
Saipem	3,316	88,426
* Subsea 7	7,556	166,436
Total	4,957	247,767
Transocean	2,849	143,105
		36,445,662
Financials – 6.20%
Allstate	133,900	6,459,336
Aspen Insurance Holdings	7,115	261,396
AXA	12,078	243,851
Bank of New York Mellon	227,700	6,844,661
Huntington Bancshares	299,100	2,318,025
Marsh & McLennan	170,700	6,831,414
Mitsubishi UFJ Financial Group	49,700	288,550
Nordea Bank	23,246	285,600
Standard Chartered	7,266	168,246
Travelers	77,400	6,479,928
UniCredit	30,761	172,637
		30,353,644
Healthcare – 8.80%
† Alliance Healthcare Services	5,998	97,228
Baxter International	99,900	7,025,967
Cardinal Health	153,600	7,213,056
Johnson & Johnson	82,100	6,911,178
Meda Class A	6,214	79,853
* Merck	146,400	6,836,880
Novartis	3,793	271,771
Pfizer	246,038	6,699,615
Quest Diagnostics	115,200	7,123,968
Sanofi	2,924	311,781
Stada Arzneimittel	5,506	240,786
Teva Pharmaceutical Industries ADR	7,015	267,973
		43,080,056

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Healthcare REITs – 0.61%
Healthcare Realty Trust	23,600	$627,996
Healthcare Trust of America	61,500	706,635
Senior Housing Properties Trust	41,600	1,075,360
Ventas	7,800	556,686
		2,966,677
Hotel REITs – 0.41%
Ashford Hospitality Trust	38,000	501,980
Concentradora Fibra Hotelera	371,500	764,582
Summit Hotel Properties	73,696	727,380
		1,993,942
Industrial REITs – 0.22%
First Industrial Realty Trust	11,200	189,168
First Potomac Realty Trust	25,500	348,840
STAG Industrial	25,526	561,572
		1,099,580
Industrials – 4.89%
Alstom	3,676	138,355
† Delta Air Lines	123	2,215
Deutsche Post	8,355	210,545
East Japan Railway	2,946	218,240
† Flextronics International	19,100	142,486
ITOCHU	18,689	231,697
Koninklijke Philips Electronics	6,560	185,753
Northrop Grumman	95,200	7,843,528
Raytheon	115,300	7,683,592
Vinci	4,101	210,319
* Waste Management	168,200	7,052,626
		23,919,356
Information Technology – 6.23%
Apple	2,200	989,296
† CGI Group Class A	12,832	392,964
Cisco Systems	299,700	7,216,776
Intel	307,200	7,458,816
Motorola Solutions	123,542	7,160,494
Teleperformance	5,889	277,181
Xerox	793,500	6,974,865
		30,470,392

	Number of shares	Value
Common Stock (continued)
Mall REITs – 0.96%
CBL & Associates Properties	60,000	$1,379,400
General Growth Properties	78,300	1,607,499
Simon Property Group	10,163	1,691,530
		4,678,429
Manufactured Housing REIT – 0.17%
Sun Communities	16,300	814,511
		814,511
Materials – 1.70%
AuRico Gold	15,160	77,084
* duPont (E.I.) deNemours	133,700	7,459,122
Lafarge	3,000	213,932
Rexam	22,221	177,869
Rio Tinto	4,395	187,720
Yamana Gold	16,214	191,167
		8,306,894
Mixed REITs – 0.42%
Liberty Property Trust	43,300	1,757,114
* PS Business Parks	3,900	297,609
		2,054,723
Mortgage REIT – 0.37%
Starwood Property Trust	70,700	1,793,659
		1,793,659
Multifamily REITs – 1.06%
American Campus Communities	17,500	714,525
Apartment Investment & Management	33,665	1,018,703
* BRE Properties	11,400	569,886
Camden Property Trust	6,600	457,050
Colonial Properties Trust	12,900	285,219
Education Realty Trust	26,100	273,006
Equity Residential	33,300	1,883,115
		5,201,504
Office REITs – 0.60%
Boston Properties	14,000	1,492,119
Corporate Office Properties Trust	18,900	503,307
Nippon Building Fund	24	246,919
Parkway Properties	39,443	677,631
		2,919,976

Statement of net assets
Delaware Dividend Income Fund

	Number of shares	Value
Common Stock (continued)
Self-Storage REIT – 0.14%
Extra Space Storage	16,000	$670,240
		670,240
Shopping Center REITs – 0.87%
Agree Realty	25,200	839,916
* First Capital Realty	43,366	809,203
Kimco Realty	37,000	819,550
* Ramco-Gershenson Properties Trust	55,600	867,916
Westfield Group	83,700	919,223
		4,255,808
Single Tenant REIT – 0.24%
* National Retail Properties	33,100	1,187,297
		1,187,297
Specialty REIT – 0.07%
GLP J-REIT	369	339,475
		339,475
Specialty Retail – 0.41%
Gladstone Land	51,010	779,943
Home Loan Servicing Solutions	54,505	1,244,894
		2,024,837
Telecommunications – 3.44%
AT&T	194,400	6,802,057
=† Century Communications	1,625,000	0
CenturyLink	25,606	874,445
KDDI	4,078	184,048
Mobile TeleSystems ADR	8,416	162,176
Telstra	124,672	564,043
Verizon Communications	138,800	6,729,024
* Vivendi	73,539	1,439,332
Vodafone Group	25,010	72,484
		16,827,609
Utilities – 1.68%
Duke Energy	15,266	1,021,753
Edison International	149,700	6,877,218
National Grid	7,512	89,324
NRG Energy	8,696	221,922
		8,210,217
Total Common Stock (cost $225,025,842)		282,945,383

	Number of shares	Value
Convertible Preferred Stock – 2.43%
#* Chesapeake Energy 144A 5.75%
exercise price $27.83, expiration date 12/31/49	703	$773,300
El Paso Energy Capital Trust I 4.75%
exercise price $34.49, expiration date 3/31/28	39,900	2,372,054
HealthSouth 6.50% exercise price $30.50,
expiration date 12/31/49	1,753	2,141,290
Huntington Bancshares 8.50%
exercise price $11.95, expiration date 12/31/49	988	1,309,110
MetLife 5.00% exercise price $44.28,
expiration date 9/4/13	25,620	1,363,240
PPL 9.50% exercise price $28.80,
expiration date 7/1/13	24,450	1,282,892
SandRidge Energy
7.00% exercise price $7.76,
expiration date 12/31/49	5,300	469,381
8.50% exercise price $8.01,
expiration date 12/31/49	4,290	414,543
Wells Fargo 7.50% exercise price $156.71,
expiration date 12/31/49	1,411	1,770,805
Total Convertible Preferred Stock (cost $10,540,824)		11,896,615

	Principal amount
Commercial Mortgage-Backed Securities – 0.46%
Bank of America Commercial Mortgage Trust
Series 2006-4 A4 5.634% 7/10/46	$1,000,000	1,108,676
• Morgan Stanley Capital I Trust
Series 2007-T27 A4 5.647% 6/11/42	1,000,000	1,149,693
Total Commercial Mortgage-Backed Securities
(cost $1,997,930)		2,258,369

Convertible Bonds – 10.54%
Basic Industry – 0.29%
* Peabody Energy 4.75% exercise price $57.95,
expiration date 12/15/41	788,000	682,113
Steel Dynamics 5.125% exercise price $17.25,
expiration date 6/15/14	658,000	727,912
		1,410,025

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Convertible Bonds (continued)
Capital Goods – 1.24%
	L-3 Communications Holdings 3.00%
	exercise price $90.24, expiration date 8/1/35	$1,492,000	$1,533,030
#	Owens-Brockway Glass Container 144A 3.00%
	exercise price $47.47, expiration date 5/28/15	2,554,000	2,621,042
	Titan Machinery 3.75% exercise price $43.17,
	expiration date 4/30/19	1,935,000	1,898,719
			6,052,791
Communications – 1.49%
#	Alaska Communications Systems Group 144A
	6.25% exercise price $10.28,
	expiration date 4/27/18	1,660,000	1,326,963
#	Blucora 144A 4.25% exercise price $21.66,
	expiration date 3/29/19	633,000	716,477
#	Clearwire Communications 144A 8.25%
	exercise price $7.08, expiration date 11/30/40	1,028,000	1,145,578
	Leap Wireless International 4.50%
	exercise price $93.21, expiration date 7/10/14	1,709,000	1,745,315
	Rovi 2.625% exercise price $47.36,
	expiration date 2/10/40	971,000	1,006,199
	SBA Communications 4.00% exercise price $30.38,
	expiration date 9/29/14	546,000	1,363,635
			7,304,167
Consumer Cyclical – 1.69%
*	ArvinMeritor 4.00% exercise price $26.73,
	expiration date 2/12/27	2,433,000	2,279,417
	Iconix Brand Group 2.50% exercise price $30.75,
	expiration date 5/31/16	1,245,000	1,458,206
	International Game Technology 3.25%
	exercise price $19.93, expiration date 5/1/14	554,000	606,976
	Live Nation Entertainment 2.875%
	exercise price $27.14, expiration date 7/14/27	2,165,000	2,183,944
	MGM Resorts International 4.25%
	exercise price $18.58, expiration date 4/10/15	1,507,000	1,717,038
			8,245,581

		Principal amount	Value
Convertible Bonds (continued)
Consumer Non-Cyclical – 1.69%
	Alere 3.00% exercise price $43.98,
	expiration date 5/15/16	$1,162,000	$1,167,810
	Dendreon 2.875% exercise price $51.24,
	expiration date 1/13/16	1,139,000	857,098
*Φ	Hologic 2.00% exercise price $31.17,
	expiration date 2/27/42	1,168,000	1,208,880
#	Illumina 144A 0.25% exercise price $83.55,
	expiration date 3/11/16	574,000	615,974
	LifePoint Hospitals 3.50% exercise price $51.79,
	expiration date 5/14/14	1,000,000	1,101,875
	Mylan 3.75% exercise price $13.32,
	expiration date 9/10/15	419,000	976,794
	NuVasive 2.75% exercise price $42.13,
	expiration date 6/30/17	2,116,000	2,080,292
#	Opko Health 144A 3.00% exercise price $7.07,
	expiration date 1/28/33	278,000	270,876
			8,279,599
Energy – 0.51%
*	Chesapeake Energy 2.50% exercise price $50.90,
	expiration date 5/15/37	683,000	685,988
	Helix Energy Solutions Group 3.25%
	exercise price $25.02, expiration date 3/12/32	1,387,000	1,797,899
			2,483,887
Financials – 0.91%
*	Ares Capital 5.75% exercise price $19.13,
	expiration date 2/1/16	1,558,000	1,717,695
	BGC Partners 4.50% exercise price $9.84,
	expiration date 7/13/16	1,378,000	1,433,120
	PHH 4.00% exercise price $25.80,
	expiration date 8/27/14	1,212,000	1,311,990
			4,462,805
Industrials – 0.16%
Φ	General Cable 4.50% exercise price $36.75,
	expiration date 11/15/29	623,000	774,856
			774,856

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Convertible Bonds (continued)
Insurance – 0.18%
# WellPoint 144A 2.75% exercise price $75.47,
expiration date 10/15/42	$736,000	$902,520
		902,520
Technology – 2.38%
Advanced Micro Devices
6.00% exercise price $28.08,
expiration date 4/30/15	987,000	1,017,844
#144A 6.00% exercise price $28.08,
expiration date 4/30/15	660,000	680,625
# Ciena 144A 3.75% exercise price $20.17,
expiration date 10/15/18	1,141,000	1,357,077
Linear Technology 3.00% exercise price $41.46,
expiration date 4/30/27	1,912,000	2,037,475
Nuance Communications 2.75%
exercise price $32.30, expiration date 11/1/31	1,574,000	1,638,928
SanDisk 1.50% exercise price $52.37,
expiration date 8/11/17	1,204,000	1,603,578
TIBCO Software 2.25% exercise price $50.57,
expiration date 4/30/32	2,064,000	2,042,069
VeriSign 3.25% exercise price $34.37,
expiration date 8/15/37	856,000	1,278,650
		11,656,246
Total Convertible Bonds (cost $47,435,864)		51,572,477

Corporate Bonds – 17.17%
Automobiles – 0.47%
* American Axle & Manufacturing 7.75% 11/15/19	264,000	302,280
Chrysler Group 8.25% 6/15/21	610,000	692,349
# International Automotive Components Group 144A
9.125% 6/1/18	498,000	494,888
# Jaguar Land Rover 144A
5.625% 2/1/23	280,000	287,700
8.125% 5/15/21	255,000	288,788
Meritor 6.75% 6/15/21	220,000	218,350
		2,284,355

		Principal amount	Value
Corporate Bonds (continued)
Banking – 0.31%
*•	Bank of America 5.20% 12/29/49	$400,000	$398,000
•	Fifth Third Bancorp 5.10% 12/31/49	210,000	210,000
#•	HBOS Capital Funding 144A 6.071% 6/29/49	982,000	900,985
			1,508,985
Basic Industry – 2.06%
*	AK Steel 7.625% 5/15/20	218,000	196,200
#	American Builders & Contractors Supply 144A
	5.625% 4/15/21	125,000	126,875
#	APERAM 144A 7.75% 4/1/18	275,000	275,000
	ArcelorMittal 6.125% 6/1/18	784,000	833,979
#	Builders FirstSource 144A 7.625% 6/1/21	310,000	312,325
#	Cemex Espana Luxembourg 144A 9.25% 5/12/20	485,000	522,587
#	Essar Steel Algoma 144A 9.375% 3/15/15	204,000	190,740
#	FMG Resources August 2006 144A
	6.875% 2/1/18	222,000	226,718
	*6.875% 4/1/22	187,000	189,571
	HD Supply
	#144A 7.50% 7/15/20	405,000	430,313
	10.50% 1/15/21	62,000	64,558
	Headwaters 7.625% 4/1/19	393,000	423,458
#	Inmet Mining 144A 8.75% 6/1/20	379,000	410,268
#	JMC Steel Group 144A 8.25% 3/15/18	507,000	515,872
#	Kinove German Bondco 144A 9.625% 6/15/18	310,000	346,425
#	MacDermid 144A 9.50% 4/15/17	481,000	498,736
#	Masonite International 144A 8.25% 4/15/21	460,000	512,899
#	New Gold 144A 6.25% 11/15/22	384,000	397,440
*	Norcraft 10.50% 12/15/15	233,000	243,776
	Nortek 8.50% 4/15/21	435,000	478,500
#	Perstorp Holding 144A 8.75% 5/15/17	435,000	451,313
	Rockwood Specialties Group 4.625% 10/15/20	362,000	370,598
#	Ryerson 144A
	9.00% 10/15/17	247,000	267,686
	*11.25% 10/15/18	102,000	108,885
#	Sappi Papier Holding 144A 8.375% 6/15/19	455,000	503,343
#	Taminco Global Chemical 144A 9.75% 3/31/20	349,000	396,988
#	TPC Group 144A 8.75% 12/15/20	458,000	485,480
#	U.S. Coatings Acquisition 144A 7.375% 5/1/21	265,000	280,569
			10,061,102

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Capital Goods – 0.96%
#	Ardagh Packaging Finance 144A 7.00% 11/15/20	$415,000	$426,413
	Berry Plastics 9.75% 1/15/21	215,000	249,400
#	BOE Intermediate Holding PIK 144A 9.00% 11/1/17	160,000	158,400
#	BOE Merger PIK 144A 9.50% 11/1/17	419,000	438,902
#	Consolidated Container 144A 10.125% 7/15/20	379,000	429,218
#	Crown Americas 144A 4.50% 1/15/23	35,000	34,388
#	GenCorp 144A 7.125% 3/15/21	180,000	193,500
	Kratos Defense & Security Solutions 10.00% 6/1/17	362,000	396,390
#	Milacron 144A 7.75% 2/15/21	415,000	437,825
	Mueller Water Products 7.375% 6/1/17	204,000	210,120
	Reynolds Group Issuer
	5.75% 10/15/20	280,000	284,900
	9.875% 8/15/19	565,000	617,968
#	Sealed Air 144A
	8.125% 9/15/19	90,000	102,375
	8.375% 9/15/21	252,000	292,320
#	Silver II Borrower 144A 7.75% 12/15/20	400,000	417,000
			4,689,119
Communications – 1.47%
#	Clearwire Communications 144A 12.00% 12/1/15	378,000	404,951
#	Columbus International 144A 11.50% 11/20/14	295,000	329,663
#	Digicel Group 144A 8.25% 9/30/20	630,000	674,099
	Equinix
	4.875% 4/1/20	145,000	148,263
	5.375% 4/1/23	290,000	300,875
	Hughes Satellite Systems 7.625% 6/15/21	358,000	401,855
#	Intelsat Jackson Holdings 144A 5.50% 8/1/23	95,000	93,338
#	Intelsat Luxembourg 144A
	7.75% 6/1/21	500,000	527,500
	8.125% 6/1/23	560,000	601,299
	Level 3 Communications
	8.875% 6/1/19	153,000	166,579
	11.875% 2/1/19	310,000	357,275
	Level 3 Financing 7.00% 6/1/20	276,000	291,525
#	MetroPCS Wireless 144A 6.25% 4/1/21	200,000	210,250
	Sprint Capital 8.75% 3/15/32	211,000	246,870

		Principal amount	Value
Corporate Bonds (continued)
Communications (continued)
	Sprint Nextel
	8.375% 8/15/17	$333,000	$385,448
	9.125% 3/1/17	409,000	480,575
#	Wind Acquisition Finance 144A
	*6.50% 4/30/20	200,000	206,500
	7.25% 2/15/18	200,000	209,500
	11.75% 7/15/17	225,000	237,938
	Windstream 7.50% 6/1/22	213,000	226,845
	Zayo Group 10.125% 7/1/20	609,000	711,007
			7,212,155
Consumer Cyclical – 1.26%
#	BC Mountain 144A 7.00% 2/1/21	114,000	121,125
#	Bon-Ton Department Stores 144A 8.00% 6/15/21	445,000	458,906
	Burlington Coat Factory Warehouse 10.00% 2/15/19	413,000	463,076
#	CDR DB Sub 144A 7.75% 10/15/20	451,000	472,423
	CKE Restaurants 11.375% 7/15/18	14,000	14,648
#	Claire’s Stores 144A 7.75% 6/1/20	125,000	127,188
	Dave & Buster’s 11.00% 6/1/18	321,000	361,928
#^	Dave & Buster’s Entertainment 144A
	10.004% 2/15/16	502,000	391,560
#	Landry’s 144A 9.375% 5/1/20	511,000	558,267
#	LKQ 144A 4.75% 5/15/23	465,000	465,000
	Michaels Stores 11.375% 11/1/16	74,000	77,608
	Pantry 8.375% 8/1/20	396,000	435,105
#	Party City Holdings 144A 8.875% 8/1/20	430,000	484,824
*	Quiksilver 6.875% 4/15/15	458,000	458,577
	Rite Aid 9.25% 3/15/20	384,000	435,360
#	Tempur-Pedic International 144A 6.875% 12/15/20	320,000	346,800
#	Wok Acquisition 144A 10.25% 6/30/20	417,000	469,125
			6,141,520
Consumer Non-Cyclical – 0.61%
#	Alphabet Holding PIK 144A 7.75% 11/1/17	145,000	150,075
	B&G Foods 4.625% 6/1/21	245,000	245,000
	Constellation Brands
	3.75% 5/1/21	75,000	73,313
	4.25% 5/1/23	290,000	285,650
	Del Monte 7.625% 2/15/19	393,000	409,210
#*	ESAL 144A 6.25% 2/5/23	200,000	199,500

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Consumer Non-Cyclical (continued)
#	First Quality Finance 144A 4.625% 5/15/21	$250,000	$245,000
#	Heinz (H.J.) Finance 144A 7.125% 8/1/39	195,000	220,838
#	JBS USA 144A 8.25% 2/1/20	358,000	394,695
	Smithfield Foods 6.625% 8/15/22	145,000	165,300
#	Spectrum Brands Escrow 144A
	6.375% 11/15/20	77,000	82,871
	6.625% 11/15/22	281,000	304,183
	Visant 10.00% 10/1/17	227,000	218,488
			2,994,123
Energy – 2.63%
	AmeriGas Finance 7.00% 5/20/22	415,000	452,350
	Antero Resources Finance 6.00% 12/1/20	475,000	496,375
#	Athlon Holdings 144A 7.375% 4/15/21	315,000	328,388
	Calumet Specialty Products Partners 9.375% 5/1/19	755,000	843,712
	Chaparral Energy
	7.625% 11/15/22	179,000	194,215
	8.25% 9/1/21	226,000	250,860
#	CHC Helicopter 144A 9.375% 6/1/21	220,000	226,325
	Chesapeake Energy
	5.375% 6/15/21	90,000	91,800
	5.75% 3/15/23	135,000	140,738
	6.125% 2/15/21	72,000	78,840
	6.625% 8/15/20	315,000	352,013
	Comstock Resources 7.75% 4/1/19	401,000	426,063
	Copano Energy 7.125% 4/1/21	141,000	163,208
	Crosstex Energy
	7.125% 6/1/22	166,000	178,450
	8.875% 2/15/18	274,000	295,920
#	Drill Rigs Holdings 144A 6.50% 10/1/17	396,000	405,900
#	Exterran Partners 144A 6.00% 4/1/21	440,000	453,200
#	Genesis Energy 144A 5.75% 2/15/21	510,000	521,155
#	Halcon Resources 144A 8.875% 5/15/21	432,000	441,720
#	Hercules Offshore 144A 10.50% 10/15/17	555,000	599,399
#	Hilcorp Energy I 144A 8.00% 2/15/20	328,000	364,080
	Kodiak Oil & Gas
	#*144A 5.50% 1/15/21	84,000	87,255
	8.125% 12/1/19	366,000	413,580

		Principal amount	Value
Corporate Bonds (continued)
Energy (continued)
	Laredo Petroleum
	7.375% 5/1/22	$98,000	$108,290
	9.50% 2/15/19	435,000	494,813
	Linn Energy
	6.50% 5/15/19	187,000	191,208
	8.625% 4/15/20	235,000	258,500
#	Midstates Petroleum 144A 9.25% 6/1/21	385,000	383,556
	Northern Oil and Gas 8.00% 6/1/20	410,000	428,450
#	Offshore Group Investment 144A 7.125% 4/1/23	200,000	207,500
#	PDC Energy 144A 7.75% 10/15/22	430,000	470,850
	Pioneer Drilling 9.875% 3/15/18	462,000	505,889
	Range Resources 5.00% 8/15/22	370,000	377,400
#	Regency Energy Partners 144A 4.50% 11/1/23	90,000	89,325
	Rosetta Resources 5.625% 5/1/21	280,000	281,050
#	Samson Investment 144A 9.75% 2/15/20	358,000	375,005
	SandRidge Energy 8.125% 10/15/22	619,000	663,877
#	Targa Resources Partners 144A 4.25% 11/15/23	210,000	201,075
			12,842,334
Financials – 0.37%
	ETrade Financial 6.375% 11/15/19	392,000	413,560
#•	ILFC E-Capital Trust II 144A 6.25% 12/21/65	593,000	560,385
	International Lease Finance 4.625% 4/15/21	200,000	198,875
#	Nuveen Investments 144A 9.50% 10/15/20	521,000	561,378
#	Provident Funding Associates 144A 6.75% 6/15/21	85,000	87,125
			1,821,323
Healthcare – 1.06%
	Air Medical Group Holdings 9.25% 11/1/18	348,000	383,670
#	Alere 144A
	6.50% 6/15/20	250,000	252,188
	7.25% 7/1/18	202,000	220,180
#	Biomet 144A 6.50% 10/1/20	392,000	398,860
#	CDRT Holding PIK 144A 9.25% 10/1/17	192,000	198,240
	Community Health Systems
	7.125% 7/15/20	217,000	238,429
	8.00% 11/15/19	333,000	367,965
	Immucor 11.125% 8/15/19	345,000	392,438

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Healthcare (continued)
	Kinetic Concepts
	10.50% 11/1/18	$324,000	$352,350
	12.50% 11/1/19	264,000	274,560
#	MultiPlan 144A 9.875% 9/1/18	346,000	389,250
*	Radnet Management 10.375% 4/1/18	261,000	281,554
#	Sky Growth Acquisition 144A 7.375% 10/15/20	592,000	631,959
#	STHI Holding 144A 8.00% 3/15/18	370,000	405,150
#	Truven Health Analytics 144A 10.625% 6/1/20	158,000	179,330
#	VPI Escrow 144A 6.375% 10/15/20	227,000	239,485
			5,205,608
Insurance – 0.76%
•	American International Group 8.175% 5/15/58	455,000	598,325
#	Hub International 144A 8.125% 10/15/18	451,000	487,080
*•	ING Groep 5.775% 12/29/49	1,031,000	1,010,380
#•	Liberty Mutual Group 144A 7.00% 3/15/37	443,000	465,150
#	Onex USI Acquisition 144A 7.75% 1/15/21	396,000	408,870
•	XL Group 6.50% 12/29/49	758,000	763,685
			3,733,490
Media – 1.48%
*	AMC Networks 4.75% 12/15/22	225,000	225,563
	CCO Holdings 5.25% 9/30/22	392,000	393,960
#	Cequel Communications Holdings 1 144A
	6.375% 9/15/20	307,000	322,350
	Clear Channel Communications 9.00% 3/1/21	811,000	808,973
	Clear Channel Worldwide Holdings 7.625% 3/15/20	393,000	419,333
#	Cogeco Cable 144A 4.875% 5/1/20	215,000	215,000
	CSC Holdings 6.75% 11/15/21	295,000	331,875
	DISH DBS 5.00% 3/15/23	645,000	612,750
#	Griffey Intermediate 144A 7.00% 10/15/20	394,000	400,895
#	Lynx II 144A 6.375% 4/15/23	420,000	439,950
#	MDC Partners 144A 6.75% 4/1/20	280,000	287,700
#	Nara Cable Funding 144A 8.875% 12/1/18	400,000	421,000
#	Nexstar Broadcasting 144A 6.875% 11/15/20	391,000	418,370
#	ONO Finance II 144A 10.875% 7/15/19	260,000	276,250
	Satelites Mexicanos 9.50% 5/15/17	222,000	240,870

		Principal amount	Value
Corporate Bonds (continued)
Media (continued)
#	Sirius XM Radio 144A 4.625% 5/15/23	$170,000	$163,625
#	Univision Communications 144A 8.50% 5/15/21	834,000	906,974
#	UPCB Finance VI 144A 6.875% 1/15/22	322,000	349,370
			7,234,808
Services – 1.87%
#	Algeco Scotsman Global Finance 144A
	8.50% 10/15/18	215,000	224,675
	10.75% 10/15/19	579,000	576,105
#	Avis Budget Car Rental 144A 5.50% 4/1/23	390,000	395,850
#*	Beazer Homes USA 144A 7.25% 2/1/23	120,000	127,650
	Caesars Entertainment Operating 8.50% 2/15/20	379,000	362,182
#	Carlson Wagonlit 144A 6.875% 6/15/19	425,000	449,438
#	DigitalGlobe 144A 5.25% 2/1/21	330,000	334,125
#	Geo Group 144A 5.125% 4/1/23	370,000	378,325
	H&E Equipment Services 7.00% 9/1/22	354,000	384,090
	M/I Homes 8.625% 11/15/18	605,000	671,549
#*	Mattamy Group 144A 6.50% 11/15/20	392,000	392,980
	Meritage Homes 7.00% 4/1/22	77,000	86,818
	MGM Resorts International
	7.75% 3/15/22	187,000	214,115
	11.375% 3/1/18	710,000	922,999
	NCL
	#144A 5.00% 2/15/18	138,000	141,450
	9.50% 11/15/18	42,000	47,565
*	PHH
	7.375% 9/1/19	209,000	238,260
	9.25% 3/1/16	196,000	228,830
	Pinnacle Entertainment
	7.75% 4/1/22	153,000	167,535
	8.75% 5/15/20	25,000	27,406
	RSC Equipment Rental 8.25% 2/1/21	345,000	383,813
	Seven Seas Cruises 9.125% 5/15/19	379,000	415,953
	Swift Services Holdings 10.00% 11/15/18	370,000	424,575
#	Taylor Morrison Communities 144A 7.75% 4/15/20	281,000	314,720
	Toll Brothers Finance 4.375% 4/15/23	480,000	487,200
	United Rentals North America
	6.125% 6/15/23	72,000	75,780
	7.625% 4/15/22	102,000	113,475

Statement of net assets
Delaware Dividend Income Fund

		Principal amount	Value
Corporate Bonds (continued)
Services (continued)
#	Watco 144A 6.375% 4/1/23	$210,000	$222,075
#	Wynn Las Vegas 144A 4.25% 5/30/23	320,000	311,600
			9,121,138
Technology – 1.03%
#	Avaya 144A 10.50% 3/1/21	361,000	305,045
	CDW
	8.50% 4/1/19	230,000	255,588
	12.535% 10/12/17	174,000	187,920
#	CommScope Holdings PIK 144A 6.625% 6/1/20	85,000	84,363
	First Data
	#144A 8.25% 1/15/21	383,000	407,895
	11.25% 3/31/16	407,000	411,070
	#144A 11.25% 1/15/21	295,000	303,113
	#*144A 11.75% 8/15/21	205,000	198,850
	GXS Worldwide 9.75% 6/15/15	378,000	388,395
	iGate 9.00% 5/1/16	116,000	125,280
	Infor US 9.375% 4/1/19	562,000	636,465
	j2 Global 8.00% 8/1/20	598,000	645,839
	MagnaChip Semiconductor 10.50% 4/15/18	178,000	198,025
#	Seagate HDD Cayman 144A 4.75% 6/1/23	475,000	463,125
#	Viasystems 144A 7.875% 5/1/19	410,000	440,750
			5,051,723
Utilities – 0.83%
	AES
	4.875% 5/15/23	280,000	275,800
	7.375% 7/1/21	319,000	374,825
	8.00% 6/1/20	45,000	54,225
#•	Electricite de France 144A 5.25% 12/29/49	2,000,000	2,011,270
	Elwood Energy 8.159% 7/5/26	408,623	445,399
	GenOn Energy 9.875% 10/15/20	392,000	444,920
	Mirant Americas 8.50% 10/1/21	410,000	475,600
			4,082,039
Total Corporate Bonds (cost $79,242,273)			83,983,822

		Principal amount	Value
	Leveraged Non-Recourse Security – 0.00%
#t@	JPMorgan Fixed Income Pass Through Trust
	Series 2007-B 144A 0.00% 1/15/87	$1,300,000	$0
	Total Leveraged Non-Recourse Security
	(cost $1,105,000)		0

	«Senior Secured Loans – 0.36%
	Equipower Resources Holdings Tranche 2nd Lien
	10.00% 5/23/19	180,000	185,400
	Hostess Brands Tranche 1st Lien 6.75% 3/12/20	360,000	369,000
	JC Penney Tranche 1st Lien 6.00% 5/21/18	230,000	233,594
	Panda Temple Power II Tranche B 1st Lien
	7.25% 3/28/19	360,000	367,200
	Rite Aid Tranche 2nd Lien 5.75% 8/3/20	220,000	228,113
	Smart & Final Tranche 2nd Lien 10.50% 11/8/20	344,615	354,092
	Total Senior Secured Loans (cost $1,703,108)		1,737,399

		Number of shares
	Limited Partnerships – 0.47%
	Brookfield Infrastructure Partners	35,600	1,292,992
*	Lehigh Gas Partners	41,200	1,022,172
	Total Limited Partnerships (cost $2,049,113)		2,315,164

	Preferred Stock – 0.53%
#	Ally Financial 144A 7.00%	500	490,219
†	Freddie Mac 6.02%	40,000	202,000
•	GMAC Capital Trust I 8.125%	17,000	452,540
*	Regions Financial 6.375%	17,000	430,610
	SL Green Realty 7.625%	13,413	339,885
	Vornado Realty 6.625%	27,300	692,874
	Total Preferred Stock (cost $3,225,964)		2,608,128

		Principal amount
	Short-Term Investments – 9.42%
	≠Discount Notes – 3.96%
	Fannie Mae 0.60% 9/16/13	$4,540,428	4,539,897
	Federal Home Loan Bank
	0.045% 7/24/13	1,839,194	1,839,142
	0.05% 7/26/13	1,059,376	1,059,345

Statement of net assets
Delaware Dividend Income Fund

	Principal amount	Value
Short-Term Investments (continued)
≠Discount Notes (continued)
Federal Home Loan Bank (continued)
0.06% 7/2/13	$4,211,212	$4,211,144
0.06% 8/14/13	4,423,500	4,423,234
0.06% 8/16/13	1,452,963	1,452,873
0.06% 8/21/13	1,839,194	1,839,072
		19,364,707
Repurchase Agreements – 5.46%
Bank of America 0.03%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price
$5,415,299 (collateralized by U.S. government
obligations 0.75%-3.625% 6/15/14-8/15/19;
market value $5,523,591)	5,415,285	5,415,285

BNP Paribas 0.05%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price
$21,304,804 (collateralized by U.S. government
obligations 0.00%-1.75% 8/29/13-1/31/18;
market value $21,730,809)	21,304,715	21,304,715
		26,720,000
Total Short-Term Investments (cost $46,083,657)		46,084,707

Total Value of Securities Before Securities
Lending Collateral – 99.22% (cost $418,409,575)		485,402,064

	Number of shares
**Securities Lending Collateral – 0.18%
Investment Companies
Delaware Investments Collateral Fund No. 1	894,548	894,548
†@Mellon GSL Reinvestment Trust II	506,944	0
Total Securities Lending Collateral (cost $1,401,492)		894,548

©Total Value of Securities – 99.40%
(cost $419,811,067)		486,296,612

**Obligation to Return Securities
Lending Collateral – (0.29%)	$(1,401,492)
«Receivables and Other Assets
Net of Other Liabilities – 0.89%	4,334,131
Net Assets Applicable to 40,279,485
Shares Outstanding – 100.00%	$489,229,251

Net Asset Value – Delaware Dividend Income Fund
Class A ($240,956,568 / 19,848,118 Shares)	$12.14
Net Asset Value – Delaware Dividend Income Fund
Class B ($14,003,107 / 1,152,504 Shares)	$12.15
Net Asset Value – Delaware Dividend Income Fund
Class C ($187,341,167 / 15,412,994 Shares)	$12.15
Net Asset Value – Delaware Dividend Income Fund
Class R ($3,059,809 / 252,066 Shares)	$12.14
Net Asset Value – Delaware Dividend Income Fund
Institutional Class ($43,868,600 / 3,613,803 Shares)	$12.14

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$568,502,685
Distributions in excess of net investment income	(369,424)
Accumulated net realized loss on investments	(144,449,906)
Net unrealized appreciation of investments and derivatives	65,545,896
Total net assets	$489,229,251

†	Non income producing security.
*	Fully or partially on loan.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At May 31, 2013, the aggregate value of Rule 144A securities was $55,165,055, which represented 11.28% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
•	Variable rate security. The rate shown is the rate as of May 31, 2013. Interest rates reset periodically.
Φ	Step coupon bond. Coupon increases or decreases periodically based on a predetermined schedule. Stated rate in effect at May 31, 2013.
^	Zero coupon security. The rate shown is the yield at the time of purchase.

Statement of net assets
Delaware Dividend Income Fund

@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $0 which represented 0.00% of the Fund’s net assets. See Note 8 in “Notes to financial statements.”
t	Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
«	Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale. Stated rate in effect at May 31, 2013.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 7 in “Notes to financial statements” for additional information on securities lending collateral.
©	Includes $1,343,891 of securities loaned.
«	Includes foreign currency valued at $63,072 with a cost of $63,175.
=

Security is being fair valued in accordance with the Fund’s fair valuation policy. At May 31, 2013, the aggregate value of fair valued securities was $0, which represented 0.00% of the Fund’s net assets. See Note 1 in “Notes to financial statements.”

Net Asset Value and Offering Price per Share –
Delaware Dividend Income Fund
Net asset value Class A (A)	$12.14
Sales charge (5.75% of offering price) (B)	0.74
Offering price	$12.88

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

The following foreign currency exchange contracts, futures contract and swap contracts were outstanding at May 31, 2013:[1]

Foreign Currency Exchange Contracts

						Unrealized
						Appreciation
Counterparty	Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
MNB	AUD	(109,816)	USD	105,544	6/3/13	$408
MNB	GBP	(609)	USD	917	6/3/13	(8)
MNB	GBP	(175)	USD	265	6/4/13	(1)
MNB	GBP	(1,057)	USD	1,601	6/5/13	(5)
MNB	JPY	(1,989,533)	USD	19,625	6/3/13	(189)
MNB	JPY	(2,146,350)	USD	21,092	6/4/13	(283)
						$(78)

Futures Contract

				Unrealized
				Appreciation
Contract to Sell	Notional Proceeds	Notional Value	Expiration Date	(Depreciation)
(95) S&P 500 EMINI	$(7,305,781)	$(7,737,750)	6/22/13	$(431,969)

1See Note 6 in “Notes to financial statements.”

Statement of net assets
Delaware Dividend Income Fund

Swap Contracts CDS Contracts[2]

			Annual		Unrealized
			Protection	Termination	Appreciation
Counterparty	Swap Referenced Obligation	Notional Value	Payments	Date	(Depreciation)
	Protection Purchased:
BCLY	CDX.NA.HY.20	$2,000,000	5.00%	6/20/18	$(36,766)
GSC	CDX.NA.HY.20	5,500,000	5.00%	6/20/18	(101,107)
JPMC	CDX.NA.HY.20	9,000,000	5.00%	6/20/18	(115,462)
MSC	CDX.NA.HY.20	10,500,000	5.00%	6/20/18	(82,813)
	Total				$(336,148)

The use of foreign currency contracts, futures contract and swaps contracts involves elements of market risk and risks in excess of the amount disclosed in the financial statements. The foreign currency exchange contracts and notional values presented above represent the Fund’s total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund’s net assets.

2A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

Summary of abbreviations:
ADR — American Depositary Receipts
AUD — Australian Dollar
BCLY — Barclays Bank
CDS — Credit Default Swap
GBP — British Pound Sterling
GSC — Goldman Sachs Capital
HY — High Yield
JPMC — JPMorgan Chase Bank
JPY — Japanese Yen
MNB — Mellon National Bank
MSC — Morgan Stanley Capital
PIK — Pay-in-kind
REIT — Real Estate Investment Trust
USD — United States Dollar

See accompanying notes, which are an integral part of the financial statements.

Statement of operations
Delaware Dividend Income Fund	Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Interest	$4,223,249
Dividends	4,189,185
Security lending income	15,674
Foreign tax withheld	(43,587)	$8,384,521

Expenses:
Management fees	1,452,396
Distribution expenses – Class A	332,611
Distribution expenses – Class B	76,927
Distribution expenses – Class C	853,020
Distribution expenses – Class R	9,898
Dividend disbursing and transfer agent fees and expenses	266,102
Accounting and administration expenses	86,602
Registration fees	37,827
Reports and statements to shareholders	25,259
Audit and taxes	20,902
Legal fees	16,453
Custodian fees	12,750
Trustees’ fees	10,620
Pricing fees	5,665
Dues and services	5,300
Insurance fees	4,065
Consulting fees	2,259
Trustees’ expenses	753	3,219,409
Less waived distribution expenses – Class A		(55,198)
Less waived distribution expenses – Class R		(1,650)
Less expense paid indirectly		(369)
Total operating expenses		3,162,192
Net Investment Income		5,222,329

Net Realized and Unrealized Gain (Loss):
Net realized gain (loss) on:
Investments	$13,222,199
Foreign currencies	(37,427)
Foreign currency exchange contracts	(42,017)
Futures contracts	50,070
Options written	227,146
Swap contracts	(1,766,590)
Net realized gain	11,653,381
Net change in unrealized appreciation (depreciation) of:
Investments	34,525,299
Foreign currencies	3,921
Foreign currency exchange contracts	748
Futures contracts	(482,863)
Options written	105,001
Swap contracts	(174,916)
Net change in unrealized appreciation (depreciation)	33,977,190

Net Realized and Unrealized Gain	45,630,571

Net Increase in Net Assets Resulting from Operations	$50,852,900

See accompanying notes, which are an integral part of the financial statements.

Statements of changes in net assets
Delaware Dividend Income Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$5,222,329	$12,119,863
Net realized gain	11,653,381	6,224,448
Net change in unrealized appreciation (depreciation)	33,977,190	34,303,651
Net increase in net assets resulting from operations	50,852,900	52,647,962

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(3,019,526)	(6,418,029)
Class B	(150,808)	(493,834)
Class C	(1,697,256)	(3,896,652)
Class R	(40,753)	(98,748)
Institutional Class	(544,777)	(1,017,121)
	(5,453,120)	(11,924,384)

Capital Share Transactions:
Proceeds from shares sold:
Class A	33,321,456	29,742,813
Class B	72,775	102,079
Class C	23,623,868	17,557,460
Class R	614,467	1,266,352
Institutional Class	14,957,698	12,708,292

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	2,772,817	5,582,624
Class B	138,643	438,026
Class C	1,517,277	3,398,886
Class R	40,753	98,747
Institutional Class	466,659	806,893
	77,526,413	71,702,172

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(21,440,645)	$(40,612,519)
Class B	(4,715,915)	(8,621,617)
Class C	(11,887,634)	(31,006,812)
Class R	(1,091,273)	(1,881,753)
Institutional Class	(5,612,115)	(10,801,705)
	(44,747,582)	(92,924,406)
Increase (decrease) in net assets derived from capital
share transactions	32,778,831	(21,222,234)
Net Increase in Net Assets	78,178,611	19,501,344

Net Assets:
Beginning of period	411,050,640	391,549,296
End of period (including distributions in excess
of net investment income of $369,424 and
$138,633 respectively)	$489,229,251	$411,050,640

See accompanying notes, which are an integral part of the financial statements.

Financial highlights
Delaware Dividend Income Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$10.940	$9.890	$9.810	$9.190	$7.010	$12.030

0.153	0.348	0.351	0.373	0.407	0.400
1.206	1.045	0.086	0.695	2.247	(4.595)
1.359	1.393	0.437	1.068	2.654	(4.195)

(0.159)	(0.343)	(0.357)	(0.448)	(0.474)	(0.489)
—	—	—	—	—	(0.336)
(0.159)	(0.343)	(0.357)	(0.448)	(0.474)	(0.825)

$12.140	$10.940	$9.890	$9.810	$9.190	$7.010

12.49%	14.25%	4.39%	11.91%	39.35%	(37.15% )

$240,956	$203,819	$189,313	$192,876	$200,720	$179,588
1.12%	1.16%	1.19%	1.26%	1.17%	1.00%

1.17%	1.21%	1.24%	1.31%	1.36%	1.26%
2.63%	3.28%	3.41%	3.93%	5.22%	3.92%

2.58%	3.23%	3.36%	3.88%	5.03%	3.66%
29%	47%	110%	109%	69%	51%

Financial highlights
Delaware Dividend Income Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$10.950	$9.900	$9.820	$9.190	$7.010	$12.020

0.109	0.268	0.274	0.302	0.348	0.324
1.207	1.046	0.086	0.694	2.248	(4.590)
1.316	1.314	0.360	0.996	2.596	(4.266)

(0.116)	(0.264)	(0.280)	(0.366)	(0.416)	(0.408)
—	—	—	—	—	(0.336)
(0.116)	(0.264)	(0.280)	(0.366)	(0.416)	(0.744)

$12.150	$10.950	$9.900	$9.820	$9.190	$7.010

12.07%	13.39%	3.61%	11.06%	38.47%	(37.72% )

$14,003	$16,874	$22,803	$29,003	$33,725	$32,534
1.87%	1.91%	1.94%	2.01%	1.92%	1.75%

1.87%	1.91%	1.94%	2.01%	2.06%	1.96%
1.88%	2.53%	2.66%	3.18%	4.47%	3.17%

1.88%	2.53%	2.66%	3.18%	4.33%	2.96%
29%	47%	110%	109%	69%	51%

Financial highlights
Delaware Dividend Income Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$10.960	$9.900	$9.820	$9.190	$7.010	$12.030

0.110	0.268	0.274	0.302	0.348	0.323
1.196	1.056	0.086	0.694	2.248	(4.599)
1.306	1.324	0.360	0.996	2.596	(4.276)

(0.116)	(0.264)	(0.280)	(0.366)	(0.416)	(0.408)
—	—	—	—	—	(0.336)
(0.116)	(0.264)	(0.280)	(0.366)	(0.416)	(0.744)

$12.150	$10.960	$9.900	$9.820	$9.190	$7.010

11.97%	13.50%	3.61%	11.06%	38.27%	(37.63% )

$187,341	$156,758	$151,107	$152,009	$155,028	$146,769
1.87%	1.91%	1.94%	2.01%	1.92%	1.75%

1.87%	1.91%	1.94%	2.01%	2.06%	1.96%
1.88%	2.53%	2.66%	3.18%	4.47%	3.17%

1.88%	2.53%	2.66%	3.18%	4.33%	2.96%
29%	47%	110%	109%	69%	51%

Financial highlights
Delaware Dividend Income Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$10.940	$9.890	$9.810	$9.190	$7.010	$12.020

0.138	0.321	0.325	0.349	0.387	0.374
1.207	1.046	0.086	0.693	2.246	(4.585)
1.345	1.367	0.411	1.042	2.633	(4.211)

(0.145)	(0.317)	(0.331)	(0.422)	(0.453)	(0.463)
—	—	—	—	—	(0.336)
(0.145)	(0.317)	(0.331)	(0.422)	(0.453)	(0.799)

$12.140	$10.940	$9.890	$9.810	$9.190	$7.010

12.36%	13.97%	4.13%	11.60%	39.15%	(37.39% )

$3,060	$3,151	$3,340	$3,069	$3,067	$1,928
1.37%	1.41%	1.44%	1.51%	1.42%	1.25%

1.47%	1.51%	1.54%	1.61%	1.66%	1.56%
2.38%	3.03%	3.16%	3.68%	4.97%	3.67%

2.28%	2.93%	3.06%	3.58%	4.73%	3.36%
29%	47%	110%	109%	69%	51%

Financial highlights
Delaware Dividend Income Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

1 Ratios have been annualized and total return and portfolio turnover have not been annualized.
2 The average shares outstanding method has been applied for per share information.
3 Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$10.940	$9.890	$9.810	$9.190	$7.010	$12.040

0.168	0.375	0.375	0.399	0.426	0.425
1.206	1.045	0.088	0.697	2.246	(4.602)
1.374	1.420	0.463	1.096	2.672	(4.177)

(0.174)	(0.370)	(0.383)	(0.476)	(0.492)	(0.517)
—	—	—	—	—	(0.336)
(0.174)	(0.370)	(0.383)	(0.476)	(0.492)	(0.853)

$12.140	$10.940	$9.890	$9.810	$9.190	$7.010

12.64%	14.66%	4.55%	12.24%	39.68%	(37.04% )

$43,869	$30,449	$24,986	$12,766	$2,394	$2,288
0.87%	0.91%	0.94%	1.01%	0.92%	0.75%

0.87%	0.91%	0.94%	1.01%	1.06%	0.96%
2.88%	3.53%	3.66%	4.18%	5.47%	4.17%

2.88%	3.53%	3.66%	4.18%	5.33%	3.96%
29%	47%	110%	109%	69%	51%

Notes to financial statements
Delaware Dividend Income Fund	May 31, 2013 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Dividend Income Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may be purchased only through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek to provide high current income and an investment that has the potential for capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Debt securities and credit default swap (CDS) contracts are valued based upon valuations provided by an independent pricing service or broker/counterparty and reviewed by management. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Valuations for fixed income securities utilize matrix systems, which reflect such factors as security prices, yields, maturities, and ratings, and are supplemented by dealer and exchange quotations. Swap prices are derived using daily swap curves and models that incorporate a number of market data factors, such as discounted cash flows, trades and values of the underlying reference instruments. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Foreign currency exchange contracts and forward foreign cross currency exchange contracts are valued at the mean between the bid and ask price, which approximates fair value. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Futures contracts and options on futures are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

Notes to financial statements
Delaware Dividend Income Fund

1. Significant Accounting Policies (continued)

Foreign Currency Transactions — Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date in accordance with the Fund’s prospectus. The value of all assets and liabilities denominated in foreign currencies is translated daily into U.S. dollars at the exchange rate of such currencies against the U.S. dollar. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Fund generally bifurcates that portion of realized gains and losses on investments in debt securities which is due to changes in foreign exchange rates from that which is due to changes in market prices of debt securities. For foreign equity securities, these changes are included in net realized and unrealized gain or loss on investments. That portion of gains (losses) is included in the statements of operations under the caption net realized gain (loss) on foreign currencies. The Fund reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. Discounts and premiums on debt securities are amortized to interest income over the lives of the respective securities using the effective interest method. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays dividends from net investment income monthly and distributions from net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2013, the Fund earned $369 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, the Fund was charged $10,824 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay

Notes to financial statements
Delaware Dividend Income Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 28, 2014 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$269,488
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	11,088
Distribution fees payable to DDLP	222,687
Other expenses payable to DMC and affiliates*	13,759

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, the Fund was charged $6,958 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2013, DDLP earned $49,187 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2013, DDLP received gross CDSC commissions of $128, $2,169 and $908 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2013, the Fund made purchases of $127,592,868 and sales of $121,951,347 of investment securities other than U.S. government securities and short-term investments.

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments was $427,716,596. At May 31, 2013, the net unrealized appreciation was $58,580,016 of which $72,695,057 related to unrealized appreciation of investments and $14,115,041 related to unrealized depreciation of investments.

For federal income tax purposes, at Nov. 30, 2012, capital loss carryforwards of $145,626,126 may be carried forward and applied against future capital gains. Capital loss carryforwards will expire as follows: $90,877,076 expires in 2016 and $54,749,050 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Notes to financial statements
Delaware Dividend Income Fund

3. Investments (continued)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Commercial Mortgage-Backed
Securities	$—	$2,258,369	$—	$2,258,369
Common Stock	271,983,413	10,961,970	—	282,945,383
Corporate Debt	6,815,210	142,375,103	—	149,190,313
Other	4,231,073	692,219	—	4,923,292
Short-Term Investments	—	46,084,707	—	46,084,707
Securities Lending Collateral	—	894,548	—	894,548
Total	$283,029,696	$203,266,916	$—	$486,296,612

Foreign Currency
Exchange Contracts	$—	$(78)	$—	$(78)
Futures Contract	$(431,969)	$—	$—	$(431,969)
Swap Contracts	$—	$(336,148)	$—	$(336,148)

Security type is valued across multiple levels. The amount attributed to level 1 securities and level 2 securities represents the following percentages of the total market value of this security type for the Fund.

	Level 1	Level 2	Total
Common Stock	96%	4%	100%
Corporate Debt	5%	95%	100%
Other	86%	14%	100%

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
Shares sold:
Class A	2,832,438	2,797,793
Class B	6,243	9,586
Class C	1,998,718	1,650,812
Class R	53,009	120,275
Institutional Class	1,272,704	1,204,797

Shares issued upon reinvestment of dividends and distributions:
Class A	238,087	526,855
Class B	11,959	41,400
Class C	130,348	320,522
Class R	3,509	9,332
Institutional Class	39,963	76,031
	6,586,978	6,757,403

Shares redeemed:
Class A	(1,847,249)	(3,846,267)
Class B	(406,233)	(814,349)
Class C	(1,022,369)	(2,927,509)
Class R	(92,409)	(179,453)
Institutional Class	(481,307)	(1,025,570)
	(3,849,567)	(8,793,148)
Net increase (decrease)	2,737,411	(2,035,745)

For the six months ended May 31, 2013 and the year ended Nov. 30, 2012, 60,259 Class B shares were converted to 60,285 Class A shares valued at $693,401 and 204,345 Class B shares were converted to 204,433 Class A shares valued at $2,148,049, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

Notes to financial statements
Delaware Dividend Income Fund

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of May 31, 2013 or at any time during the period then ended.

6. Derivatives

U.S. GAAP requires disclosures that enable investors to understand: 1) how and why an entity uses derivatives, 2) how they are accounted for, and 3) how they affect an entity’s results of operations and financial position.

Foreign Currency Exchange Contracts — The Fund enters into foreign currency exchange contracts and forward foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Fund may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Fund may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and forward foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to an unfavorable change in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency change favorably. In addition, the Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. The Fund’s maximum risk of loss from counterparty credit risk is the value of its currency exchanged with the counterparty. The risk is generally mitigated by having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty.

Futures Contracts — A futures contract is an agreement in which the writer (or seller) of the contract agrees to deliver to the buyer an amount of cash or securities equal to a specific dollar amount times the difference between the value of a specific security or index at the close of the last trading day of the contract and the price at which the agreement is made. The Fund may use futures in the normal course of pursuing its investment objectives. The Fund may invest in futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. The Fund may use futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, enhancing returns, maintaining liquidity and minimizing costs. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments. When investing in futures, there is reduced counterparty credit risk to the Fund because futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees against default.

Options Contracts — During the six months ended May 31, 2013, the Fund entered into options contracts in the normal course of pursuing its investment objective. The Fund may buy or write options contracts for any number of reasons, including without limitation: to manage the Fund’s exposure to changes in securities prices and foreign currencies, to earn income as an efficient means of adjusting the Fund’s overall exposure to certain markets; to protect the value of portfolio securities; and as a cash management tool. The Fund may buy or write call or put options on securities, futures, swaps “swaptions”, financial indices, and foreign currencies. When the Fund buys an option, a premium is paid and an asset is recorded and adjusted on a daily basis to reflect the current market value of the options purchased. When the Fund writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Fund. The Fund as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option. When writing options, the Fund is subject to minimal counterparty risk because the counterparty is only obligated to pay premiums and does not bear the market risk of an unfavorable market change.

Notes to financial statements
Delaware Dividend Income Fund

6. Derivatives (continued)

Transactions in options written during the six months ended May 31, 2013 for the Fund were as follows:

	Number of
	Contracts	Premiums
Options outstanding at Nov. 30, 2012	450	$146,999
Options written	1,360	268,827
Options expired	(1,055)	(227,146)
Options terminated in closing sales transactions	(755)	(188,680)
Options outstanding at May 31, 2013	—	$—

Swap Contracts — The Fund may enter into CDS contracts in the normal course of pursuing its investment objective. The Fund may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets. The Fund will not be permitted to enter into any swap transactions unless, at the time of entering into such transactions, the unsecured long-term debt of the actual counterparty combined with any credit enhancements, is rated at least BBB- by S&P or Baa3 by Moody’s or is determined to be of equivalent quality by the manager.

Credit Default Swaps. A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Fund in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the reference security (or basket of securities) to the counterparty. Credit events generally include, among others, bankruptcy, failure to pay, and obligation default.

During the six months ended May 31, 2013, the Fund entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses on swap contracts. Upon payment, such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the six months ended May 31, 2013, the Fund did not enter into any CDS contracts as a seller of protection. For trades prior to June 10, 2013, the Fund had posted $1,560,000 as cash collateral for certain open derivatives. Initial margin and variation margin is posted to central counterparties for CDS basket trades submitted on or after June 10, 2013, as determined by the applicable central counterparty.

CDS contracts may involve greater risks than if the Fund had invested in the reference obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. The Fund’s maximum risk of loss from counterparty credit risk, either as the seller of protection or the buyer of protection, is the fair value of the contract. This risk is mitigated by (1) having a netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund’s exposure to the counterparty for trades entered prior to June 10, 2013, and (2) trading these instruments through a central counterparty for trades entered on or after June 10, 2013.

Swaps Generally. The value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these contracts include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movement in the value of the underlying security, instrument or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the statement of net assets.

Fair values of derivative instruments as of May 31, 2013 were as follows:

	Asset Derivatives		Liability Derivatives
	Statement of Net	Fair	Statement of Net
	Assets Location	Value	Assets Location	Fair Value
Forward currency exchange contracts (Foreign currency
exchange contracts)	Receivables and other assets net of other liabilities	$408	Receivables and other assets net of other liabilities	$(486)
Interest rate contracts
(Futures contracts)	Receivables and other assets net of other liabilities	—	Receivables and other assets net of other liabilities	(431,969)
Credit contracts
(Swap contracts)	Receivables and other assets net of other liabilities	—	Receivables and other assets net of other liabilities	(336,148)
Total		$408		$(768,603)

Notes to financial statements
Delaware Dividend Income Fund

6. Derivatives (continued)

The effect of derivative instruments on the statement of operations for the six months ended May 31, 2013 was as follows:

		Realized Gain	Change in Unrealized
		or Loss on	Appreciation or
		Derivatives	Depreciation
	Location of Gain or Loss on	Recognized in	on Derivatives
	Derivatives Recognized in Income	Income	Recognized in Income
Forward currency exchange contracts (Foreign currency
exchange contracts)	Net realized loss on foreign currency exchange contracts and net change in unrealized appreciation (depreciation) of foreign currency exchange contracts	$(42,017)	$748
Interest rate contracts
(Futures contracts)	Net realized gain on futures contracts and net change in unrealized appreciation (depreciation) of futures contracts	50,070	(482,863)
Equity contracts
(Options written)	Net realized gain on options written and net change in unrealized appreciation (depreciation) of options written	227,146	105,001
Credit contracts
(Swap contracts)	Net realized loss on swap contracts and net change in unrealized appreciation (depreciation) of swap contracts	(1,766,590)	(149,708)
Total		$(1,531,391)	$(526,822)

Derivatives Generally. The table below summarizes the average balance of derivative holdings by the Fund during the six months ended May 31, 2013.

	Long		Short
	Derivative		Derivative
	Volume		Volume
Foreign currency exchange contracts (average cost)	USD	158,247	USD 149,415
Futures contracts (average notional value)		863,033	4,501,941
Options contracts (average notional value)		—	19,697
CDS contracts (average notional value)*	22,572,581		—

*Long represents buying protection and short represents selling protection.

7. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection

Notes to financial statements
Delaware Dividend Income Fund

7. Securities Lending (continued)

with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2013 the value of securities on loan was $1,343,891, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2013 the value of invested collateral was $894,548. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

8. Credit and Market Risk

The Fund invests a portion of its assets in high yield fixed income securities, which are securities rated lower than BBB- by Standard & Poor’s and Baa3 by Moody’s Investors Service, or similarly rated by another nationally recognized statistical rating organization. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund invests in certain obligations held by the Fund that may have liquidity protection to ensure that the receipt of payments due on the underlying security is timely. Such protection may be provided through guarantees, insurance policies or letter of credit obtained by the issuer or sponsor through third parties, through various means of structuring the transaction or through a combination of such approaches. The Fund will not pay any additional fees for such credit support, although the existence of credit support may increase the price of a security.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the statement of net assets.

9. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

10. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Dividend Income Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

Semiannual report Delaware Small Cap Core Fund May 31, 2013 U.S. core equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Core Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Core Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation
and top 10 equity holdings	3
Statement of net assets	5
Statement of operations	13
Statements of changes in net assets	14
Financial highlights	16
Notes to financial statements	24
About the organization	34

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2012 to May 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2012 to May 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Core Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,182.30	1.31%	$7.13
Class C	1,000.00	1,177.70	2.06%	11.18
Class R	1,000.00	1,181.10	1.56%	8.48
Institutional Class	1,000.00	1,184.10	1.06%	5.77
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.40	1.31%	$6.59
Class C	1,000.00	1,014.66	2.06%	10.35
Class R	1,000.00	1,017.15	1.56%	7.85
Institutional Class	1,000.00	1,019.65	1.06%	5.34

*“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation and top 10 equity holdings
Delaware Small Cap Core Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Sector type/sector	Percentage of net assets
Common Stock	94.45%
Basic Materials	5.49%
Business Services	5.37%
Capital Goods	9.88%
Communication Services	1.98%
Consumer Discretionary	5.72%
Consumer Services	4.40%
Consumer Staples	3.23%
Credit Cyclicals	1.76%
Energy	4.50%
Financials	13.56%
Healthcare	12.17%
Media	0.54%
Real Estate	6.01%
Technology	16.18%
Transportation	1.76%
Utilities	1.90%
Exchange-Traded Fund	0.81%
Short-Term Investments	4.23%
Securities Lending Collateral	0.20%
Total Value of Securities	99.69%
Obligation to Return Securities Lending Collateral	(0.32%)
Receivables and Other Assets Net of Other Liabilities	0.63%
Total Net Assets	100.00%

3

Security type/sector allocation and top 10 equity holdings
Delaware Small Cap Core Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
Steven Madden	1.12%
Semtech	1.09%
Alkermes	1.08%
Applied Industrial Technologies	1.05%
AAON	1.02%
Align Technology	1.00%
Casey’s General Stores	0.99%
Tenneco	0.98%
Jack in the Box	0.98%
EastGroup Properties	0.94%

4

Statement of net assets
Delaware Small Cap Core Fund	May 31, 2013 (Unaudited)

		Number of shares	Value
Common Stock – 94.45%
Basic Materials – 5.49%
	Boise	81,900	$660,114
	Cabot	17,400	712,356
†	Chemtura	37,700	864,461
†	Coeur Mining	26,700	378,873
	Innophos Holdings	13,700	692,946
	Kaiser Aluminum	12,900	818,376
	Koppers Holdings	6,920	284,896
	Materion	25,600	762,880
	Neenah Paper	27,700	870,057
	Stepan	11,000	594,330
			6,639,289
Business Services – 5.37%
†	Cross Country Healthcare	67,900	353,759
*†	FTI Consulting	20,000	759,800
†	Kforce	72,450	1,078,782
	McGrath RentCorp	18,580	613,697
†	TeleTech Holdings	43,100	969,319
	U.S. Ecology	36,880	1,009,774
	United Stationers	30,900	1,066,359
†	WageWorks	22,093	640,034
			6,491,524
Capital Goods – 9.88%
	AAON	37,125	1,234,035
	Acuity Brands	11,520	864,806
	Applied Industrial Technologies	26,440	1,270,970
	Barnes Group	34,100	1,030,502
†	Chart Industries	9,534	927,468
†	Columbus McKinnon	39,820	842,193
	ESCO Technologies	18,300	587,796
†	Esterline Technologies	6,400	469,696
	Granite Construction	14,341	442,563
	Kadant	28,400	849,728
	Lufkin Industries	4,180	368,927
†	MYR Group	35,600	720,544
†	Rofin-Sinar Technologies	34,100	912,516
†	Tetra Tech	31,800	876,726
*†	Titan Machinery	26,750	548,643
			11,947,113

5

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Communication Services – 1.98%
	Atlantic Tele-Network	11,884	$591,467
†	InterXion Holding	33,691	924,818
†	RigNet	35,101	875,419
			2,391,704
Consumer Discretionary – 5.72%
†	Express	37,800	824,040
†	Francesca’s Holdings	14,300	408,265
†	G-III Apparel Group	24,800	1,044,328
†	Iconix Brand Group	35,800	1,077,222
	Jones Group	29,800	434,186
*†	Jos. A. Bank Clothiers	20,950	941,284
†	Perry Ellis International	39,300	829,623
†	Steven Madden	28,000	1,358,000
			6,916,948
Consumer Services – 4.40%
†	AFC Enterprises	29,300	1,068,278
†	Buffalo Wild Wings	9,020	865,559
	CEC Entertainment	8,510	340,826
	Cheesecake Factory	19,000	758,480
†	Jack in the Box	32,380	1,181,546
†	SHFL Entertainment	64,100	1,105,725
			5,320,414
Consumer Staples – 3.23%
	Casey’s General Stores	19,800	1,203,048
	J&J Snack Foods	9,786	742,757
†	Prestige Brands Holdings	32,800	963,992
†	Susser Holdings	21,050	996,507
			3,906,304
Credit Cyclicals – 1.76%
*	Cooper Tire & Rubber	36,400	940,576
†	Tenneco	26,700	1,184,412
			2,124,988
Energy – 4.50%
*†	Bonanza Creek Energy	26,300	977,044
	Bristow Group	8,050	505,943
†	C&J Energy Services	26,600	494,760
†	Carrizo Oil & Gas	30,300	777,498

6

		Number of shares	Value
Common Stock (continued)
Energy (continued)
†	Diamondback Energy	10,110	$341,415
†	Kodiak Oil & Gas	100,800	885,024
†	Pioneer Energy Services	83,200	580,736
†	Rosetta Resources	18,800	880,968
			5,443,388
Financials – 13.56%
	American Equity Investment Life Holding	59,000	955,800
	AMERISAFE	16,700	566,631
	BBCN Bancorp	57,300	738,597
	Bryn Mawr Bank	8,165	185,182
†	Capital Bank Financial	41,297	739,216
	Cardinal Financial	54,000	817,560
	City Holding	20,850	826,077
	Dime Community Bancshares	48,800	703,208
	Evercore Partners Class A	17,100	679,212
	Flushing Financial	47,900	748,677
	Greenhill	13,700	682,397
	Home BancShares	17,800	749,380
@	Independent Bank	24,900	820,455
	Maiden Holdings	61,800	660,024
	Park National	12,400	856,592
	Primerica	25,700	905,154
	Prosperity Bancshares	19,600	981,765
†	Stifel Financial	23,000	827,770
	Susquehanna Bancshares	74,300	892,343
†	Texas Capital Bancshares	13,600	600,576
	Webster Financial	39,800	929,330
†	Western Alliance Bancorporation	36,000	529,200
			16,395,146
Healthcare – 12.17%
†	Acorda Therapeutics	27,400	916,530
*	Air Methods	26,400	988,416
†	Align Technology	33,670	1,203,702
†	Alkermes	41,930	1,310,312
†	Auxilium Pharmaceuticals	23,100	344,652
*†	Cepheid	10,800	375,408
	CONMED	27,340	900,306
	CryoLife	69,000	427,110
*†	Greenway Medical Technologies	33,804	405,648

7

Statement of net assets
Delaware Small Cap Core Fund

		Number of shares	Value
Common Stock (continued)
Healthcare (continued)
*†	Haemonetics	23,800	$982,464
†	ICON	30,900	1,061,106
*†	Incyte	32,000	709,440
*†	InterMune	61,500	607,620
†	Merit Medical Systems	53,887	531,865
†	Nektar Therapeutics	46,400	439,408
*†	Quidel	45,500	1,087,905
†	Spectrum Pharmaceuticals	69,100	567,311
†	WellCare Health Plans	14,100	735,174
	West Pharmaceutical Services	16,410	1,124,906
			14,719,283
Media – 0.54%
	National CineMedia	39,750	660,248
			660,248
Real Estate – 6.01%
	DCT Industrial Trust	135,700	1,001,466
*	DuPont Fabros Technology	41,100	995,853
	EastGroup Properties	19,300	1,134,261
	EPR Properties	21,100	1,106,062
	LaSalle Hotel Properties	42,300	1,116,720
*	Ramco-Gershenson Properties Trust	51,400	802,354
	Sovran Self Storage	17,130	1,111,223
			7,267,939
Technology – 16.18%
†	Accelrys	90,600	755,604
*†	Amkor Technology	106,900	485,326
*†	Anixter International	12,650	970,635
†	Applied Micro Circuits	94,700	730,137
†	Brightcove	56,600	423,368
*†	Cirrus Logic	32,800	598,600
†	EPAM Systems	20,921	484,530
†	ExactTarget	35,933	826,818
†	ExlService Holdings	15,290	448,456
†	FARO Technologies	26,590	994,998
†	inContact	49,070	356,248
*	j2 Global	24,300	993,627
*†	KEYW Holding	65,682	968,810
†	Liquidity Services	21,500	860,215

8

		Number of shares	Value
Common Stock (continued)
Technology (continued)
†	Netgear	18,910	$629,325
	Plantronics	18,000	831,600
†	Proofpoint	45,400	917,080
†	RPX	28,059	430,425
†	Semtech	36,100	1,319,093
*†	Shutterfly	20,800	1,013,792
*†	SS&C Technologies Holdings	23,632	747,480
†	Synaptics	22,820	941,553
	Syntel	9,500	607,145
†	Trulia	12,200	375,028
†	ValueClick	22,830	601,342
†	Vocus	57,350	501,239
†	WNS Holdings ADR	46,798	753,448
			19,565,922
Transportation – 1.76%
†	Genesee & Wyoming Class A	9,900	881,595
†	Roadrunner Transportation	18,100	501,370
*†	XPO Logistics	44,700	743,361
			2,126,326
Utilities – 1.90%
	Cleco	21,800	992,118
	NorthWestern	16,500	679,140
	UIL Holdings	16,216	631,775
			2,303,033
Total Common Stock (cost $89,915,860)			114,219,569

Exchange-Traded Fund – 0.81%
	iShares Russell 2000 Index Fund	10,000	978,500
Total Exchange-Traded Fund (cost $862,480)			978,500

		Principal amount
Short-Term Investments – 4.23%
≠Discount Notes – 1.77%
	Fannie Mae 0.06% 9/16/13	$472,007	471,951
	Federal Home Loan Bank
	0.045% 7/24/13	202,467	202,462
	0.05% 7/26/13	116,621	116,618

9

Statement of net assets
Delaware Small Cap Core Fund

	Principal amount	Value
Short-Term Investments (continued)
≠Discount Notes (continued)
Federal Home Loan Bank (continued)
0.06% 7/2/13	$509,062	$509,054
0.06% 8/14/13	486,960	486,931
0.06% 8/16/13	159,949	159,939
0.06% 8/21/13	202,467	202,454
		2,149,409
Repurchase Agreements – 2.46%
Bank of America 0.03%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price
$602,534 (collateralized by U.S. government
obligations 0.75%-3.625% 6/15/14-8/15/19;
market value $614,582)	602,532	602,532
BNP Paribas 0.05%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price
$2,370,478 (collateralized by U.S. government
obligations 0.00%-1.75% 8/29/13-1/31/18;
market value $2,417,878)	2,370,468	2,370,468
		2,973,000
Total Short-Term Investments (cost $5,122,293)		5,122,409

Total Value of Securities Before Securities
Lending Collateral – 99.49% (cost $95,900,633)		120,320,478

	Number of shares
**Securities Lending Collateral – 0.20%
Investment Companies
Delaware Investments Collateral Fund No. 1	236,537	236,537
†@Mellon GSL Reinvestment Trust II	146,400	0
Total Securities Lending Collateral (cost $382,937)		236,537

©Total Value of Securities – 99.69%
(cost $96,283,570)		120,557,015
**Obligation to Return Securities
Lending Collateral – (0.32%)		(382,937)
Receivables and Other Assets Net
of Other Liabilities – 0.63%		757,557
Net Assets Applicable to 7,577,180
Shares Outstanding – 100.00%		$120,931,635

10

Net Asset Value – Delaware Small Cap Core Fund
Class A ($40,694,073 / 2,540,687 Shares)	$16.02
Net Asset Value – Delaware Small Cap Core Fund
Class C ($14,591,130 / 961,193 Shares)	$15.18
Net Asset Value – Delaware Small Cap Core Fund
Class R ($8,652,572 / 548,355 Shares)	$15.78
Net Asset Value – Delaware Small Cap Core Fund
Institutional Class ($56,993,860 / 3,526,945 Shares)	$16.16

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$100,978,064
Accumulated net investment loss	(219,546)
Accumulated net realized loss on investments	(4,100,328)
Net unrealized appreciation of investments	24,273,445
Total net assets	$120,931,635

†	Non income producing security.
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 6 in “Notes to financial statements” for additional information on securities lending collateral.
@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $820,455, which represented 0.68% of the Fund’s net assets. See Note 7 in “Notes to financial statements.”
©	Includes $371,287 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Core Fund
Net asset value Class A (A)	$16.02
Sales charge (5.75% of offering price) (B)	0.98
Offering price	$17.00

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

ADR — American Depositary Receipt

See accompanying notes, which are an integral part of the financial statements.

11

Statement of operations
Delaware Small Cap Core Fund	Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Dividends	$670,624
Securities lending income	9,781
Interest	1,505	$681,910

Expenses:
Management fees	380,101
Distribution expenses – Class A	50,807
Distribution expenses – Class C	60,318
Distribution expenses – Class R	22,862
Dividend disbursing and transfer agent fees and expenses	76,995
Registration fees	29,821
Accounting and administration expenses	19,641
Audit and tax	6,910
Reports and statements to shareholders	6,016
Dues and services	4,423
Legal fees	4,175
Trustees’ fees	2,389
Custodian fees	2,235
Pricing fees	1,611
Insurance fees	763
Consulting fees	465
Trustees’ expenses	163	669,695
Less waived distribution expenses – Class A		(8,468)
Less waived distribution expenses – Class R		(3,810)
Less expense paid indirectly		(74)
Total operating expenses		657,343
Net Investment Income		24,567

Net Realized and Unrealized Gain:
Net realized gain on investments		4,496,240
Net change in unrealized appreciation (depreciation) of investments		12,122,855
Net Realized and Unrealized Gain		16,619,095

Net Increase in Net Assets Resulting from Operations		$16,643,662

See accompanying notes, which are an integral part of the financial statements.

13

Statements of changes in net assets
Delaware Small Cap Core Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income (loss)	$24,567	$(122,098)
Net realized gain	4,496,240	5,527,183
Net change in unrealized appreciation (depreciation)	12,122,855	3,363,440
Net increase in net assets resulting from operations	16,643,662	8,768,525

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(22,906)	—
Institutional Class	(133,052)	—
	(155,958)	—

Capital Share Transactions:
Proceeds from shares sold:
Class A	14,521,760	8,834,083
Class C	3,473,542	3,125,991
Class R	1,566,810	2,206,774
Institutional Class	12,881,735	10,737,301

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	22,424	—
Institutional Class	131,836	—
	32,598,107	24,904,149

14

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(4,429,791)	$(10,866,354)
Class C	(845,661)	(1,705,061)
Class R	(966,807)	(1,931,142)
Institutional Class	(5,020,399)	(4,714,614)
	(11,262,658)	(19,217,171)
Increase in net assets derived from
capital share transactions	21,335,449	5,686,978
Net Increase in Net Assets	37,823,153	14,455,503

Net Assets:
Beginning of period	83,108,482	68,652,979
End of period (including accumulated net investment
loss of $219,546 and $88,155, respectively)	$120,931,635	$83,108,482

See accompanying notes, which are an integral part of the financial statements.

15

Financial highlights
Delaware Small Cap Core Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
5/31/13[1]	11/30/12		11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$13.560	$12.010		$11.150	$8.740	$ 6.930	$12.150

0.003	(0.022)		(0.024)	0.034	0.003	0.019
2.468	1.572		0.928	2.376	1.815	(4.747)
2.471	1.550		0.904	2.410	1.818	(4.728)

(0.011)	—		(0.044)	—	(0.008)	—
—	—		—	—	—	(0.492)
(0.011)	—		(0.044)	—	(0.008)	(0.492)

$16.020	$13.560		$12.010	$11.150	$8.740	$6.930

18.23%	12.91%		8.10%	27.57%	25.36%	(40.55% )

$40,694	$25,084		$24,242	$23,191	$24,512	$17,529
1.31%	1.36%		1.39%	1.40%	1.45%	1.34%

1.36%	1.41%		1.45%	1.54%	1.63%	1.57%
0.04%	(0.17%	)	(0.20% )	0.35%	0.04%	0.19%

(0.01% )	(0.22%	)	(0.26% )	0.21%	(0.14% )	(0.04% )
19%	37%		42%	37%	79%	84%

17

Financial highlights
Delaware Small Cap Core Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects waivers by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
5/31/13[1]	11/30/12		11/30/11		11/30/10		11/30/09		11/30/08
(Unaudited)
$12.890	$11.510		$10.720		$8.470		$6.750		$11.940

(0.050)	(0.115)		(0.112)		(0.039)		(0.052)		(0.055)
2.340	1.495		0.902		2.289		1.772		(4.643)
2.290	1.380		0.790		2.250		1.720		(4.698)

—	—		—		—		—		(0.492)
—	—		—		—		—		(0.492)

$15.180	$12.890		$11.510		$10.720		$8.470		$6.750

17.77%	11.99%		7.37%		26.56%		25.48%		(41.03% )

$14,591	$10,051		$7,702		$8,285		$7,468		$7,494
2.06%	2.11%		2.14%		2.15%		2.20%		2.09%

2.06%	2.11%		2.15%		2.24%		2.33%		2.27%
(0.71% )	(0.92%	)	(0.95%	)	(0.40%	)	(0.71%	)	(0.56% )

(0.71% )	(0.92%	)	(0.96%	)	(0.49%	)	(0.84%	)	(0.74% )
19%	37%		42%		37%		79%		84%

19

Financial highlights
Delaware Small Cap Core Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
5/31/13[1]	11/30/12		11/30/11	11/30/10		11/30/09		11/30/08
(Unaudited)
$13.360	$11.870		$11.030	$8.660		$6.870		$12.090

(0.016)	(0.054)		(0.054)	0.009		(0.016)		(0.005)
2.436	1.544		0.913	2.361		1.806		(4.723)
2.420	1.490		0.859	2.370		1.790		(4.728)

—	—		(0.019)	—		—		—
—	—		—	—		—		(0.492)
—	—		(0.019)	—		—		(0.492)

$15.780	$13.360		$11.870	$11.030		$8.660		$6.870

18.11%	12.55%		7.79%	27.37%		26.06%		(40.75% )

$8,653	$6,809		$5,786	$5,322		$3,848		$2,611
1.56%	1.61%		1.64%	1.65%		1.70%		1.59%

1.66%	1.71%		1.75%	1.84%		1.93%		1.87%
(0.21% )	(0.42%	)	(0.45% )	0.10%		(0.21%	)	(0.06% )

(0.31% )	(0.52%	)	(0.56% )	(0.09%	)	(0.44%	)	(0.34% )
19%	37%		42%	37%		79%		84%

21

Financial highlights
Delaware Small Cap Core Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.

[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$13.690	$12.100	$11.230	$8.790	$6.970	$12.190

0.022	0.011	0.006	0.060	0.022	0.044
2.492	1.579	0.934	2.385	1.830	(4.772)
2.514	1.590	0.940	2.445	1.852	(4.728)

(0.044)	—	(0.070)	(0.005)	(0.032)	—
—	—	—	—	—	(0.492)
(0.044)	—	(0.070)	(0.005)	(0.032)	(0.492)

$16.160	$13.690	$12.100	$11.230	$8.790	$6.970

18.41%	13.14%	8.37%	27.83%	25.78%	(40.41% )

$56,994	$41,164	$30,923	$33,877	$30,401	$22,988
1.06%	1.11%	1.14%	1.15%	1.20%	1.09%

1.06%	1.11%	1.15%	1.24%	1.33%	1.27%
0.29%	0.08%	0.05%	0.60%	0.29%	0.44%

0.29%	0.08%	0.04%	0.51%	0.16%	0.26%
19%	37%	42%	37%	79%	84%

23

Notes to financial statements Delaware Small Cap Core Fund	May 31, 2013 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Core Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Open-end investment companies are valued at their published net asset value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite

24

distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, annually. Dividends and distributions, if any, are recorded on the ex-dividend date. The Fund may distribute more frequently, if necessary for tax purposes.

25

Notes to financial statements
Delaware Small Cap Core Fund

1. Significant Accounting Policies (continued)

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2013, the Fund earned $74 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion, and 0.60% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and nonroutine expenses or costs, including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively nonroutine expenses)) do not exceed 1.15% of average daily net assets of the Fund through March 28, 2014. For purposes of this waiver and reimbursement, nonroutine expenses may also include such additional costs and expenses as maybe agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund and may only be terminated by agreement of DMC and the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The

26

fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, the Fund was charged $2,455 for these services.

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 28, 2014, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$75,289
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	2,685
Distribution fees payable to DDLP	23,821
Other expenses payable to DMC and affiliates*	5,851

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, the Fund was charged $ 1,549 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2013, DDLP earned $12,727 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2013, DDLP received gross CDSC commissions of $ 269 and $ 318 on redemption of the Fund’s Class A and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

27

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments

For the six months ended May 31, 2013, the Fund made purchases of $ 35,649,552 and sales of $18,701,006 of investment securities other than short-term investments.

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments was $97,218,328. At May 31, 2013, the net unrealized appreciation was $23,338,687, of which $26,247,388 related to unrealized appreciation of investments and $2,908,701 related to unrealized appreciation of investments.

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at Nov. 30, 2012, if not utilized in future years, will expire as follows: $7,390,998 expires in 2017.

On Dec. 22, 2010, the Regulated Investment Company Modernization Act of 2010 (the Act) was enacted, which changed various technical rules governing the tax treatment of regulated investment companies. The changes were generally effective for taxable years beginning after the date of enactment. Under the Act, the Fund is permitted to carry forward capital losses incurred in taxable years beginning after the date of enactment for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years, which carry an expiration date. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital loss carryforwards will retain their character as either short-term or long-term capital losses rather than being considered all short-term as permitted under previous regulation.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or

28

liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–

other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$114,219,569	$—	$—	$114,219,569
Investment Companies	978,500	—	—	978,500
Short-Term Investments	—	5,122,409	—	5,122,409
Securities Lending Collateral	—	236,537	—	236,537
Total	$115,198,069	$5,358,946	$—	$120,557,015

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

29

Notes to financial statements
Delaware Small Cap Core Fund

3. Investments (continued)

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
Shares sold:
Class A	985,226	665,954
Class C	241,673	247,010
Class R	104,779	169,158
Institutional Class	847,266	805,690

Shares issued upon reinvestment of dividends and distributions:
Class A	1,610	—
Institutional Class	9,390	—
	2,189,944	1,887,812

Shares redeemed:
Class A	(296,386)	(833,529)
Class C	(60,490)	(136,402)
Class R	(65,977)	(147,035)
Institutional Class	(335,991)	(354,193)
	(758,844)	(1,471,159)
Net increase	1,431,100	416,653

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of May 31, 2013 or at any time during the period then ended.

30

6. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

31

Notes to financial statements
Delaware Small Cap Core Fund

6. Securities Lending (continued)

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2013, the value of securities on loan was $371,287, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2013, the value of invested collateral was $236,537. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral.”

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

32

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

33

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Core Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

34

Semiannual report Delaware Small Cap Value Fund May 31, 2013 U.S. value equity mutual fund
Carefully consider the Fund’s investment objectives, risk factors, charges, and expenses before investing. This and other information can be found in the Fund’s prospectus and, if available, its summary prospectus, which may be obtained by visiting delawareinvestments.com or calling 800 523-1918. Investors should read the prospectus and, if available, the summary prospectus carefully before investing.

You can obtain shareholder reports and prospectuses online instead of in the mail. Visit delawareinvestments.com/edelivery.

Experience Delaware Investments

Delaware Investments is committed to the pursuit of consistently superior asset management and unparalleled client service. We believe in our investment processes, which seek to deliver consistent results, and in convenient services that help add value for our clients.

If you are interested in learning more about creating an investment plan, contact your financial advisor.

You can learn more about Delaware Investments or obtain a prospectus for Delaware Small Cap Value Fund at delawareinvestments.com.

Manage your investments online

  24-hour access to your account information
  Obtain share prices
  Check your account balance and recent transactions
  Request statements or literature
  Make purchases and redemptions

Delaware Management Holdings, Inc. and its subsidiaries (collectively known by the marketing name of Delaware Investments) are wholly owned subsidiaries of Macquarie Group Limited, a global provider of banking, financial, advisory, investment and funds management services.

Investments in Delaware Small Cap Value Fund are not and will not be deposits with or liabilities of Macquarie Bank Limited ABN 46 008 583 542 and its holding companies, including their subsidiaries or related companies (Macquarie Group), and are subject to investment risk, including possible delays in repayment and loss of income and capital invested. No Macquarie Group company guarantees or will guarantee the performance of the Fund, the repayment of capital from the Fund, or any particular rate of return.

Disclosure of Fund expenses	1
Security type/sector allocation and
top 10 equity holdings	3
Statement of net assets	5
Statement of operations	11
Statements of changes in net assets	12
Financial highlights	14
Notes to financial statements	24
About the organization	34

Unless otherwise noted, views expressed herein are current as of May 31, 2013, and subject to change.

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management Business Trust, which is a registered investment advisor. Delaware Investments, a member of Macquarie Group, refers to Delaware Management Holdings, Inc. and its subsidiaries, including the Fund’s distributor, Delaware Distributors, L.P. Macquarie Group refers to Macquarie Group Limited and its subsidiaries and affiliates worldwide.

© 2013 Delaware Management Holdings, Inc.

All third-party marks cited are the property of their respective owners.

Disclosure of Fund expenses
For the six-month period from December 1, 2012 to May 31, 2013 (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period from Dec. 1, 2012 to May 31, 2013.

Actual expenses

The first section of the table shown, “Actual Fund return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses

Delaware Small Cap Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/12	5/31/13	Expense Ratio	12/1/12 to 5/31/13*
Actual Fund return†
Class A	$1,000.00	$1,175.50	1.24%	$6.73
Class B	1,000.00	1,171.20	1.99%	10.77
Class C	1,000.00	1,171.30	1.99%	10.77
Class R	1,000.00	1,173.90	1.49%	8.08
Institutional Class	1,000.00	1,176.90	0.99%	5.37
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,018.75	1.24%	$6.24
Class B	1,000.00	1,015.01	1.99%	10.00
Class C	1,000.00	1,015.01	1.99%	10.00
Class R	1,000.00	1,017.50	1.49%	7.49
Institutional Class	1,000.00	1,020.00	0.99%	4.99

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

†	Because actual returns reflect only the most recent six month period, the returns shown may differ significantly from fiscal year returns.

2

Security type/sector allocation and top 10 equity holdings
Delaware Small Cap Value Fund	As of May 31, 2013 (Unaudited)

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may represent the investment manager’s internal sector classifications, which may result in the sector designations for one fund being different than another fund’s sector designations.

Security type/sector	Percentage of net assets
Common Stock	93.06%
Basic Industry	10.45%
Business Services	1.23%
Capital Spending	10.20%
Consumer Cyclical	3.08%
Consumer Services	12.32%
Consumer Staples	1.26%
Energy	6.30%
Financial Services	17.84%
Healthcare	7.19%
Real Estate	3.46%
Technology	14.26%
Transportation	3.07%
Utilities	2.40%
Exchange Traded Fund	3.38%
Short-Term Investments	3.52%
Securities Lending Collateral	0.03%
Total Value of Securities	99.99%
Obligation to Return Securities Lending Collateral	(0.05%)
Receivables and Other Assets Net of Other Liabilities	0.06%
Total Net Assets	100.00%

3

Security type/sector allocation and
top 10 equity holdings
Delaware Small Cap Value Fund

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 equity holdings	Percentage of net assets
United Rentals	3.07%
Platinum Underwriters Holdings	2.23%
East West Bancorp	2.12%
Whiting Petroleum	2.10%
Chicago Bridge & Iron	2.03%
Helix Energy Solutions Group	1.92%
Synopsys	1.92%
Fuller (H.B.)	1.71%
Vishay Intertechnology	1.67%
Chemtura	1.46%

4

Statement of net assets
Delaware Small Cap Value Fund	May 31, 2013 (Unaudited)

		Number of shares	Value
Common Stock – 93.06%
Basic Industry – 10.45%
	Albemarle	356,300	$23,843,596
†	Berry Plastics Group	717,800	15,080,978
†	Chemtura	1,069,800	24,530,514
	Cytec Industries	270,700	19,346,929
	Fuller (H.B.)	691,600	28,749,812
	Glatfelter	633,700	15,671,401
	Kaiser Aluminum	366,827	23,271,505
	Olin	483,400	12,051,162
	Valspar	186,900	13,395,123
			175,941,020
Business Services – 1.23%
	Brink’s	338,500	9,081,955
	United Stationers	336,218	11,602,883
			20,684,838
Capital Spending – 10.20%
	Actuant Class A	627,500	21,335,000
@	Altra Holdings	665,500	19,173,055
	Chicago Bridge & Iron	538,800	34,106,040
†	EnPro Industries	202,800	10,215,036
	ITT Corp	412,700	12,442,905
	Regal Beloit	337,900	22,811,629
†	United Rentals	909,600	51,701,664
			171,785,329
Consumer Cyclical – 3.08%
*	Autoliv	131,700	10,333,182
	Dana Holdings	798,600	15,109,512
	Knoll	566,800	8,876,088
†	Meritage Homes	369,400	17,494,784
			51,813,566
Consumer Services – 12.32%
†	Big Lots	350,200	11,924,310
	Brinker International	370,000	14,507,700
	Cato Class A	630,700	15,704,430
	CEC Entertainment	267,200	10,701,360
	Cheesecake Factory	417,800	16,678,576
†	Children’s Place Retail Stores	210,200	11,209,966
	Finish Line Class A	673,500	14,183,910

5

Statement of net assets
Delaware Small Cap Value Fund

		Number of shares	Value
Common Stock (continued)
Consumer Services (continued)
†	Genesco	188,100	$12,711,798
	Guess	219,600	6,978,888
	Hanesbrands	432,400	21,559,464
†	Jack in the Box	58,200	2,123,718
	Men’s Wearhouse	310,600	11,243,720
	Meredith	345,400	14,154,492
	Rent-A-Center	320,000	11,705,600
	Stage Stores	440,900	10,145,109
	Texas Roadhouse	647,400	15,311,010
*	Wolverine World Wide	125,650	6,577,778
			207,421,829
Consumer Staples – 1.26%
	Harris Teeter Supermarkets	453,100	21,295,700
			21,295,700
Energy – 6.30%
†	Helix Energy Solutions Group	1,355,700	32,347,002
	Patterson-UTI Energy	854,500	17,953,045
	Southwest Gas	433,900	20,545,165
†	Whiting Petroleum	766,300	35,303,441
			106,148,653
Financial Services – 17.84%
	Bank of Hawaii	444,300	22,383,834
	Berkley (W.R.)	138,400	5,670,248
	Boston Private Financial Holdings	1,135,300	11,182,705
	Comerica	90,255	3,564,170
@	Community Bank System	634,300	18,623,048
	CVB Financial	429,800	4,929,806
	East West Bancorp	1,355,323	35,699,208
	First Financial Bancorp	898,700	13,848,967
	First Midwest Bancorp	685,000	9,014,600
	Hancock Holding	764,700	21,832,185
@	Independent Bank	503,800	16,600,210
@	Infinity Property & Casualty	290,800	16,793,700
@	NBT Bancorp	717,700	14,267,876
	Platinum Underwriters Holdings	657,300	37,531,829
	S&T Bancorp	406,900	7,869,446
@	Selective Insurance Group	902,900	21,425,817
	StanCorp Financial Group	172,600	7,841,218

6

		Number of shares	Value
Common Stock (continued)
Financial Services (continued)
	Validus Holdings	333,484	$12,042,107
	Webster Financial	300,541	7,017,632
@	WesBanco	491,500	12,312,075
			300,450,681
Healthcare – 7.19%
	Cooper	111,800	12,634,518
†	Haemonetics	356,600	14,720,448
*	Owens & Minor	408,900	13,976,202
	Service Corp. International	1,039,500	18,690,210
	STERIS	353,400	16,023,156
	Teleflex	202,500	15,861,825
	Universal Health Services Class B	230,000	15,902,200
†	VCA Antech	516,700	13,206,852
			121,015,411
Real Estate – 3.46%
†	Alexander & Baldwin	417,900	14,747,691
	Brandywine Realty Trust	738,937	10,463,348
	Education Realty Trust	762,500	7,975,750
	Government Properties Income Trust	182,200	4,429,282
	Highwoods Properties	329,900	12,014,958
	Washington Real Estate Investment Trust	312,900	8,704,878
			58,335,907
Technology – 14.26%
@	Black Box	204,013	5,489,990
†	Brocade Communications Systems	2,524,700	13,709,121
†	Cirrus Logic	841,500	15,357,375
	Compuware	1,984,400	22,284,812
†	Electronics for Imaging	444,300	12,391,527
†	NetScout Systems	536,500	13,063,775
†	ON Semiconductor	2,324,200	19,895,152
@†	Premiere Global Services	924,150	11,136,008
†	PTC	931,100	23,379,921
@	QAD Class A	64,559	808,924
@	QAD Class B	18,140	191,377
†	RF Micro Devices	1,559,300	8,607,336
†	Synopsys	886,300	32,305,635
†	Tech Data	281,700	14,118,804
†	Teradyne	1,066,600	19,134,804

7

Statement of net assets
Delaware Small Cap Value Fund

	Number of shares	Value
Common Stock (continued)
Technology (continued)
† Vishay Intertechnology	1,937,000	$28,202,720
		240,077,281
Transportation – 3.07%
† Kirby	144,700	11,298,176
Matson	441,700	11,117,589
† Saia	246,500	11,779,003
* Werner Enterprises	698,400	17,480,952
		51,675,720
Utilities – 2.40%
Black Hills	217,700	10,334,219
El Paso Electric	468,200	16,756,878
NorthWestern	322,300	13,265,868
		40,356,965
Total Common Stock (cost $1,229,444,115)		1,567,002,900

Exchange Traded Fund – 3.38%
* iShares Russell 2000 Value Index Fund	659,000	56,884,880
Total Exchange Traded Fund (cost $57,356,401)		56,884,880

	Principal amount
Short-Term Investments – 3.52%
≠Discount Notes – 1.62%
Fannie Mae Discount Notes 0.06% 9/16/13	$6,373,004	6,372,259
Federal Home Loan Bank Discount Notes
0.045% 7/24/13	2,367,199	2,367,133
0.05% 7/26/13	1,363,507	1,363,467
0.06% 7/2/13	7,214,934	7,214,818
0.06% 8/14/13	5,693,421	5,693,080
0.06% 8/16/13	1,870,087	1,869,971
0.06% 8/21/13	2,367,199	2,367,043
		27,247,771

8

	Principal amount	Value
Short-Term Investments (continued)
Repurchase Agreements – 1.90%
Bank of America 0.03%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price
$6,493,697 (collateralized by U.S. Government
obligations 0.75%-3.625% 6/15/14-8/15/19;
market value $6,623,554)	$6,493,681	$6,493,681
BNP Paribas 0.05%, dated 5/31/13, to be
repurchased on 6/3/13, repurchase price
$25,547,426 (collateralized by U.S. Government
obligations 0.00%-1.75% 8/29/13-1/31/18;
market value $26,058,266)	25,547,319	25,547,319
		32,041,000
Total Short-Term Investments (cost $59,287,323)		59,288,771

Total Value of Securities Before Securities
Lending Collateral – 99.96% (cost $1,346,087,839)		1,683,176,551

	Number of shares
** Securities Lending Collateral – 0.03%
Investment Companies
Delaware Investments Collateral Fund No. 1	568,897	568,897
†@Mellon GSL Reinvestment Trust II	267,984	0
Total Securities Lending Collateral (cost $836,881)		568,897

©Total Value of Securities – 99.99%
(cost $1,346,924,720)		1,683,745,448
** Obligation to Return Securities
Lending Collateral – (0.05%)		(836,881)
Receivables and Other Assets
Net of Other Liabilities – 0.06%		998,730
Net Assets Applicable to 35,929,274
Shares Outstanding – 100.00%		$1,683,907,297

9

Statement of net assets
Delaware Small Cap Value Fund

Net Asset Value – Delaware Small Cap Value Fund
Class A ($727,694,042 / 15,707,391 Shares)	$46.33
Net Asset Value – Delaware Small Cap Value Fund
Class B ($5,365,319 / 133,911 Shares)	$40.07
Net Asset Value – Delaware Small Cap Value Fund
Class C ($84,050,121 / 2,098,636 Shares)	$40.05
Net Asset Value – Delaware Small Cap Value Fund
Class R ($65,110,078 / 1,439,787 Shares)	$45.22
Net Asset Value – Delaware Small Cap Value Fund
Institutional Class ($801,687,737 / 16,549,549 Shares)	$48.44

Components of Net Assets at May 31, 2013:
Shares of beneficial interest (unlimited authorization – no par)	$1,337,711,447
Undistributed net investment income	228,007
Accumulated net realized gain on investments	9,147,115
Net unrealized appreciation of investments	336,820,728
Total net assets	$1,683,907,297

†	Non income producing security.
@	Illiquid security. At May 31, 2013, the aggregate value of illiquid securities was $136,822,080, which represented 8.13% of the Fund’s net assets. See Note 7 in “Notes to Financial Statements.”
*	Fully or partially on loan.
≠	The rate shown is the effective yield at the time of purchase.
**	See Note 6 in “Notes to Financial Statements” for additional information on securities lending collateral.
©	Includes $805,066 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Small Cap Value Fund
Net asset value Class A (A)	$46.33
Sales charge (5.75% of offering price) (B)	2.83
Offering Price	$49.16

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.
(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes, which are an integral part of the financial statements.

10

Statement of operations
Delaware Small Cap Value Fund	Six Months Ended May 31, 2013 (Unaudited)

Investment Income:
Dividends	$9,926,714
Interest	25,467
Securities lending income	2,172
Foreign tax withheld	(8,048)	$9,946,305

Expenses:
Management fees	4,514,239
Dividend disbursing and transfer agent fees and expenses	1,282,942
Distribution expenses – Class A	954,021
Distribution expenses – Class B	29,235
Distribution expenses – Class C	379,222
Distribution expenses – Class R	170,818
Accounting and administration expenses	246,850
Reports and statements to shareholders	80,970
Registration fees	69,264
Legal fees	46,197
Trustees’ fees	29,502
Audit and tax	20,026
Custodian fees	12,342
Insurance fees	7,266
Dues and services	6,481
Consulting fees	4,834
Trustees’ expenses	1,982
Pricing fees	1,721	7,857,912
Less waiver of distribution expenses – Class A		(159,004)
Less waiver of distribution expenses – Class R		(28,470)
Less expense paid indirectly		(737)
Total expenses		7,669,701
Net Investment Income		2,276,604

Net Realized and Unrealized Gain on Investments:
Net realized gain on investments		9,653,249
Net change in unrealized appreciation (depreciation) of investments		184,897,166
Net Realized and Unrealized Gain on Investments		194,550,415

Net Increase in Net Assets Resulting from Operations		$196,827,019

See accompanying notes, which are an integral part of the financial statements.

11

Statements of changes in net assets
Delaware Small Cap Value Fund

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Increase in Net Assets from Operations:
Net investment income	$2,276,604	$1,335,675
Net realized gain	9,653,249	6,504,252
Net change in unrealized appreciation (depreciation)	184,897,166	54,895,533
Net increase in net assets resulting from operations	196,827,019	62,735,460

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(1,279,088)	—
Institutional Class	(1,786,832)	—

Net realized gain on investments:
Class A	(3,531,372)	(18,061,149)
Class B	(42,667)	(503,913)
Class C	(493,148)	(2,847,089)
Class R	(302,814)	(4,348,768)
Institutional Class	(2,388,692)	(1,391,736)
	(9,824,613)	(27,152,655)
Capital Share Transactions:
Proceeds from shares sold:
Class A	198,547,199	254,891,248
Class B	18,147	60,866
Class C	13,666,225	20,845,992
Class R	21,822,835	26,856,223
Institutional Class	448,358,279	304,482,220

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	4,730,814	17,499,346
Class B	41,258	476,308
Class C	468,386	2,639,701
Class R	302,736	1,391,128
Institutional Class	3,993,285	3,578,023
	691,949,164	632,721,055

12

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
	(Unaudited)
Capital Share Transactions (continued):
Cost of shares redeemed:
Class A	$(94,314,607)	$(146,679,412)
Class B	(2,035,899)	(4,265,249)
Class C	(7,564,429)	(12,058,654)
Class R	(9,993,065)	(13,904,316)
Institutional Class	(69,106,562)	(60,952,716)
	(183,014,562)	(237,860,347)
Increase in net assets derived
from capital share transactions	508,934,602	394,860,708
Net Increase in Net Assets	695,937,008	430,443,513

Net Assets:
Beginning of period	987,970,289	557,526,776
End of period (including undistributed net investment
income of $228,007 and $1,017,323, respectively)	$1,683,907,297	$987,970,289

See accompanying notes, which are an integral part of the financial statements.

13

Financial highlights
Delaware Small Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment income (loss) to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during all of the periods shown reflects a waiver by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

14

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$39.750	$37.860	$36.190	$27.530	$21.340	$36.000

0.069	0.074	(0.008)	(0.003)	0.059	0.072
6.857	3.622	1.818	8.680	6.191	(11.314)
6.926	3.696	1.810	8.677	6.250	(11.242)

(0.092)	—	—	(0.017)	(0.060)	—
(0.254)	(1.806)	(0.140)	—	—	(3.418)
(0.346)	(1.806)	(0.140)	(0.017)	(0.060)	(3.418)

$46.330	$39.750	$37.860	$36.190	$27.530	$21.340

17.55%	10.21%	4.99%	31.53%	29.01%	(34.55% )

$727,694	$522,403	$375,299	$301,747	$233,317	$205,439
1.24%	1.32%	1.37%	1.43%	1.43%	1.44%

1.29%	1.37%	1.42%	1.49%	1.62%	1.52%
0.32%	0.19%	(0.02% )	(0.01% )	0.27%	0.25%

0.27%	0.14%	(0.07% )	(0.07% )	0.08%	0.17%
15%	11%	29%	12%	19%	13%

15

Financial highlights
Delaware Small Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

16

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10		11/30/09		11/30/08
(Unaudited)
$34.460	$33.300	$32.080	$24.570		$19.130		$32.860

(0.081)	(0.189)	(0.262)	(0.214)		(0.088)		(0.127)
5.945	3.155	1.622	7.724		5.528		(10.185)
5.864	2.966	1.360	7.510		5.440		(10.312)

(0.254)	(1.806)	(0.140)	—		—		(3.418)
(0.254)	(1.806)	(0.140)	—		—		(3.418)

$40.070	$34.460	$33.300	$32.080		$24.570		$19.130

17.12%	9.37%	4.23%	30.57%		28.44%		(35.08% )

$5,365	$6,424	$9,835	$14,249		$17,532		$21,825
1.99%	2.07%	2.12%	2.18%		2.18%		2.19%

1.99%	2.07%	2.12%	2.19%		2.32%		2.22%
(0.43% )	(0.56% )	(0.77% )	(0.76%	)	(0.48%	)	(0.50% )

(0.43% )	(0.56% )	(0.77% )	(0.77%	)	(0.62%	)	(0.53% )
15%	11%	29%	12%		19%		13%

17

Financial highlights
Delaware Small Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment loss[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment loss to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

18

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10		11/30/09		11/30/08
(Unaudited)
$34.450	$33.280	$32.070	$24.560		$19.120		$32.850

(0.081)	(0.188)	(0.260)	(0.215)		(0.090)		(0.126)
5.935	3.164	1.610	7.725		5.530		(10.186)
5.854	2.976	1.350	7.510		5.440		(10.312)

(0.254)	(1.806)	(0.140)	—		—		(3.418)
(0.254)	(1.806)	(0.140)	—		—		(3.418)

$40.050	$34.450	$33.280	$32.070		$24.560		$19.120

17.13%	9.37%	4.20%	30.58%		28.45%		(35.05% )

$84,050	$66,231	$52,648	$49,706		$44,564		$44,339
1.99%	2.07%	2.12%	2.18%		2.18%		2.19%

1.99%	2.07%	2.12%	2.19%		2.32%		2.22%
(0.43% )	(0.56% )	(0.77% )	(0.76%	)	(0.48%	)	(0.50% )

(0.43% )	(0.56% )	(0.77% )	(0.77%	)	(0.62%	)	(0.53% )
15%	11%	29%	12%		19%		13%

19

Financial highlights
Delaware Small Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income (loss)[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income (loss) to average net assets
Ratio of net investment loss to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during all of the periods shown reflects waivers by the manager and/or distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes, which are an integral part of the financial statements.

20

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10		11/30/09		11/30/08
(Unaudited)
$38.770	$37.050	$35.510	$27.070		$20.970		$35.530

0.015	(0.022)	(0.102)	(0.081)		0.003		(0.002)
6.689	3.548	1.782	8.521		6.097		(11.140)
6.704	3.526	1.680	8.440		6.100		(11.142)

(0.254)	(1.806)	(0.140)	—		—		(3.418)
(0.254)	(1.806)	(0.140)	—		—		(3.418)

$45.220	$38.770	$37.050	$35.510		$27.070		$20.970

17.39%	9.96%	4.72%	31.18%		29.09%		(34.74% )

$65,110	$44,379	$28,303	$20,757		$15,971		$12,761
1.49%	1.57%	1.62%	1.68%		1.68%		1.69%

1.59%	1.67%	1.72%	1.79%		1.92%		1.82%
0.07%	(0.06% )	(0.27% )	(0.26%	)	0.02%		—

(0.03% )	(0.16% )	(0.37% )	(0.37%	)	(0.22%	)	(0.13% )
15%	11%	29%	12%		19%		13%

21

Financial highlights
Delaware Small Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss)
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to fees waived
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to fees waived
Portfolio turnover

[1] Ratios have been annualized and total return and portfolio turnover have not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return during some of the periods shown reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes, which are an integral part of the financial statements.

22

Six Months Ended	Year Ended
5/31/13[1]	11/30/12	11/30/11	11/30/10	11/30/09	11/30/08
(Unaudited)
$41.590	$39.430	$37.590	$28.580	$22.170	$37.190

0.130	0.180	0.090	0.081	0.116	0.148
7.164	3.786	1.890	9.005	6.427	(11.750)
7.294	3.966	1.980	9.086	6.543	(11.602)

(0.190)	—	—	(0.076)	(0.133)	—
(0.254)	(1.806)	(0.140)	—	—	(3.418)
(0.444)	(1.806)	(0.140)	(0.076)	(0.133)	(3.418)

$48.440	$41.590	$39.430	$37.590	$28.580	$22.170

17.69%	10.49%	5.26%	31.85%	29.28%	(34.38% )

$801,688	$348,533	$91,442	$48,996	$15,912	$13,920
0.99%	1.07%	1.12%	1.18%	1.18%	1.19%

0.99%	1.07%	1.12%	1.19%	1.32%	1.22%
0.57%	0.44%	0.23%	0.24%	0.52%	0.50%

0.57%	0.44%	0.23%	0.23%	0.38%	0.47%
15%	11%	29%	12%	19%	13%

23

Notes to financial statements
Delaware Small Cap Value Fund	May 31, 2013 (Unaudited)

Delaware Group® Equity Funds V (Trust) is organized as a Delaware statutory trust and offers three series: Delaware Dividend Income Fund, Delaware Small-Cap Core Fund and Delaware Small Cap Value Fund. These financial statements and the related notes pertain to Delaware Small Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended and offers Class A, Class B, Class C, Class R, and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares were held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first twelve months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used, which approximates fair value. Investment company securities are valued at net asset value per share, as reported by the underlying investment company. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Fund may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Fund values its securities, generally as of 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Fund may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

24

Federal & Foreign Income Taxes — No provision for federal income taxes has been made as the Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Fund evaluates tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the “more-likely-than-not” threshold are recorded as a tax benefit or expense in the current year. Management has analyzed the Fund’s tax positions taken for all open federal income tax years (Nov. 30, 2009 – Nov. 30, 2012), and has concluded that no provision for federal income tax is required in the Fund’s financial statements. In regard to foreign taxes only, the Fund has open tax years in certain foreign countries it invests in that may date back to the inception of the Fund.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may purchase certain U.S. government securities subject to the counterparty’s agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Fund’s custodian or a third-party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements as of the date of this report were entered into on May 31, 2013.

Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the fair value of investments, the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and the differences could be material.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated among such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Foreign dividends

25

Notes to financial statements
Delaware Small Cap Value Fund

1. Significant Accounting Policies (continued)

are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Fund is aware of such dividends, net of all tax withholdings, a portion of which may be reclaimable. Withholding taxes and reclaims on foreign dividends have been recorded in accordance with the Fund’s understanding of the applicable country’s tax rules and rates. The Fund declares and pays distributions from net investment income and net realized gain on investments, if any, at least annually and may distribute more frequently, if necessary for tax purposes. Dividends and distributions, if any, are recorded on the ex-dividend date.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. In general, best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction. There were no commission rebates for the six months ended May 31, 2013.

The Fund may receive earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. There were no earnings credits for the six months ended May 31, 2013.

The Fund may receive earnings credits from its transfer agent when positive cash balances are maintained, which are used to offset transfer agent fees. The expense paid under this arrangement is included in dividend disbursing and transfer agent fees and expenses on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.” For the six months ended May 31, 2013, the Fund earned $737 under this agreement.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.75% on the first $500 million of average daily net assets of the Fund, 0.70% on the next $500 million, 0.65% on the next $1.5 billion and 0.60% on the average daily net assets in excess $2.5 billion.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2013, the Fund was charged $30,850 for these services.

26

DSC is also the transfer agent and dividend disbursing agent of the Fund. The Fund pays DSC a monthly asset-based fee for these services. Pursuant to a sub-transfer agency agreement between DSC and BNY Mellon Investment Servicing (US) Inc. (BNYMIS), BNYMIS provides certain sub-transfer agency services to the Fund. Sub-transfer agency fees are passed on to and paid directly by the Fund.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee of 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and Class C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and service expenses. DDLP has contracted to waive distribution and service fees through March 28, 2014 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2013, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$910,045
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	34,822
Distribution fees payable to DDLP	253,292
Other expenses payable to DMC and affiliates*	110,711

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Expenses include items such as printing of shareholder reports, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2013, the Fund was charged $19,400 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2013, DDLP earned $30,638 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2013, DDLP received gross CDSC commissions of $3, $70 and $1,703 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker/dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

27

Notes to financial statements
Delaware Small Cap Value Fund

3. Investments

For the six months ended May 31, 2013, the Fund made purchases of $672,547,621 and sales of $185,264,371 of investment securities other than short-term investments.

At May 31, 2013, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2013, the cost of investments was $1,348,631,631. At May 31, 2013, the net unrealized appreciation was $335,113,817 of which $344,699,265 related to unrealized appreciation of investments and $9,585,448 related to unrealized depreciation of investments.

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three level hierarchy of inputs is summarized below.

Level 1	–	inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2	–	other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs) (e.g., debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3	–	inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., broker-quoted securities, fair valued securities)

28

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of May 31, 2013:

	Level 1	Level 2	Level 3	Total
Common Stock	$1,567,002,900	$—	$—	$1,567,002,900
Exchange Traded Fund	56,884,880	—	—	56,884,880
Short-Term Investments	—	59,288,771	—	59,288,771
Securities Lending Collateral	—	568,897	—	568,897
Total	$1,623,887,780	$59,857,668	$—	$1,683,745,448

The securities that have been deemed worthless on the statement of net assets are considered to be Level 3 securities in this table.

During the six months ended May 31, 2013, there were no transfers between Level 1 investments, Level 2 investments or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim or end of the period in relation to net assets. Management has determined not to provide additional disclosure on Level 3 inputs under ASU No. 2011-04 since the Level 3 investments are not considered significant to the Fund’s net assets at the end of the period.

29

Notes to financial statements
Delaware Small Cap Value Fund

4. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/13	11/30/12
Shares sold:
Class A	4,623,067	6,535,447
Class B	481	1,802
Class C	363,493	615,066
Class R	521,275	705,870
Institutional Class	9,596,053	7,453,049

Shares issued upon reinvestment of dividends and distributions:
Class A	116,897	481,148
Class B	1,175	14,997
Class C	13,344	83,166
Class R	7,655	39,131
Institutional Class	94,471	94,233
	15,337,911	16,023,909
Shares redeemed:
Class A	(2,175,422)	(3,787,414)
Class B	(54,155)	(125,780)
Class C	(200,995)	(357,385)
Class R	(233,937)	(364,034)
Institutional Class	(1,521,152)	(1,485,984)
	(4,185,661)	(6,120,597)
Net increase	11,152,250	9,903,312

For the six months ended May 31, 2013 and the year ended Nov. 30, 2012, 14,556 Class B shares were converted to 12,612 Class A shares valued at $547,491 and 54,036 Class B shares were converted to 47,127 Class A shares valued at $1,832,315, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

5. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), is a participant in a $125,000,000 revolving line of credit to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. Under the agreement, the Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants are permitted to borrow up to a maximum of one third of their net assets under the

30

agreement. Each Participant is individually, and not jointly, liable for its particular advances, if any, under the line of credit. The line of credit under the agreement expires on Nov. 12, 2013. The Fund had no amounts outstanding as of May 31, 2013 or at any time during the period then ended.

6. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). At the time a security is loaned, the borrower must post collateral equal to the required percentage of the market value of the loaned security, including any accrued interest. The required percentage is: (i) 102% with respect to U.S. securities and foreign securities that are denominated and payable in U.S. dollars; and (ii) 105% with respect to foreign securities. With respect to each loan, if on any business day the aggregate market value of securities collateral plus cash collateral held is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral by the end of the following business day which, together with the collateral already held, will be not less than the applicable initial collateral requirements for such security loan. If the aggregate market value of securities collateral and cash collateral held with respect to a security loan exceeds the applicable initial collateral requirement, upon the request of the borrower BNY Mellon must return enough collateral to the borrower by the end of the following business day to reduce the value of the remaining collateral to the applicable initial collateral requirement for such security loan. As a result of the foregoing, the value of the collateral held with respect to a loaned security may be temporarily more or less than the value of the security on loan.

Cash collateral received is generally invested in the Delaware Investments Collateral Fund No. 1 (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of funds managed by DMC that participate in BNY Mellon’s securities lending program. The Collective Trust may invest in U.S. government securities and high quality corporate debt, asset-backed and other money market securities and in repurchase agreements collateralized by such securities, provided that the Collective Trust will generally have a dollar-weighted average portfolio maturity of 60 days or less. In Oct. 2008, BNY Mellon transferred certain distressed securities from the Fund’s previous collateral investment pool into the Mellon GSL Reinvestment Trust II. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund or, at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to changes in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to

31

Notes to financial statements
Delaware Small Cap Value Fund

6. Securities Lending (continued)

security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

The Collective Trust used for the investment of cash collateral received from borrowers of securities seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Fund may incur investment losses as a result of investing securities lending collateral in the Collective Trust or another collateral investment pool. This could occur if an investment in a collateral investment pool defaulted or if it were necessary to liquidate assets in the collateral investment pool to meet returns on outstanding security loans at a time when the collateral investment pool’s net asset value per unit was less than $1.00. Under those circumstances, the Fund may not receive an amount from the collateral investment pool that is equal in amount to the collateral the Fund would be required to return to the borrower of the securities and the Fund would be required to make up for this shortfall.

At May 31, 2013 the value of securities on loan was $805,066, for which cash collateral was received and invested in accordance with the Lending Agreement. At May 31, 2013 the value of invested collateral was $568,897. These investments are presented on the statement of net assets under the caption “Securities Lending Collateral”.

7. Credit and Market Risk

The Fund invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Fund invests in REITs and is subject to the risks associated with that industry. If the Fund holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. There were no direct real estate holdings during the six months ended May 31, 2013. The Fund’s REIT holdings are also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations.

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid

32

securities. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2013, there were no Rule 144A securities. Illiquid securities have been identified on the statement of net assets.

8. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

9. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to May 31, 2013 that would require recognition or disclosure in the Fund’s financial statements.

33

About the organization

Board of trustees
Patrick P. Coyne Chairman, President, and Chief Executive Officer Delaware Investments® Family of Funds Philadelphia, PA Thomas L. Bennett Private Investor Rosemont, PA

Joseph W. Chow
Former Executive Vice
President
State Street Corporation
Brookline, MA

John A. Fry
President
Drexel University
Philadelphia, PA

Anthony D. Knerr
Founder and Managing
Director
Anthony Knerr &
Associates
New York, NY

Lucinda S. Landreth Former Chief Investment Officer Assurant, Inc. Philadelphia, PA Frances A. Sevilla-Sacasa Chief Executive Officer Banco Itaú Europa International Miami, FL

Thomas K. Whitford
Former Vice Chairman
PNC Financial Services Group
Pittsburgh, PA

Janet L. Yeomans
Former Vice President and
Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers
David F. Connor Senior Vice President, Deputy General Counsel, and Secretary Delaware Investments Family of Funds Philadelphia, PA	Daniel V. Geatens Vice President and Treasurer Delaware Investments Family of Funds Philadelphia, PA	David P. O’Connor Executive Vice President, General Counsel, and Chief Legal Officer Delaware Investments Family of Funds Philadelphia, PA	Richard Salus Senior Vice President and Chief Financial Officer Delaware Investments Family of Funds Philadelphia, PA

This semiannual report is for the information of Delaware Small Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by the Delaware Investments Fund fact sheet for the most recently completed calendar quarter. These documents are available at delawareinvestments.com.

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the SEC’s website at sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s website at delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s website at delawareinvestments.com; and (ii) on the SEC’s website at sec.gov.

34

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Investments

     (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

     (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

     Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11. Controls and Procedures

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a)	(1) Code of Ethics

Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: DELAWARE GROUP® EQUITY FUNDS V

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2013

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 5, 2013

/s/ RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 5, 2013